GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 0.1%
Commercial Services(a)(b)(c)(d) – 0.0%
Cenveo Corp.
$1,315,000	8.500%	09/15/22	$ 17,835

Oil Field Services(b) – 0.0%
Petroleos de Venezuela SA
319,249	6.000	10/28/22	17,559
Seventy Seven Energy, Inc.(c)(d)
205,000	6.500	07/15/22	—

			17,559

Telecommunication Services(a)(c) – 0.1%
Cincinnati Bell, Inc.
110,000	8.000	10/15/25	117,150

TOTAL CORPORATE OBLIGATIONS (Cost $1,130,212)			$ 152,544

Shares	Description	Value

Common Stocks – 39.7%
Aerospace & Defense – 1.3%
1,578	L3Harris Technologies, Inc.	$ 349,259
4,740	Safran SA	764,264
10,393	United Technologies Corp.(e)	1,561,028

		2,674,551

Auto Components – 0.2%
10,685	BorgWarner, Inc.	366,389

Banks – 0.8%
33,609	Credit Agricole SA	454,062
15,386	HDFC Bank Ltd. ADR	881,310
4,561	KBC Group NV	334,665

		1,670,037

Beverages – 0.3%
7,275	Diageo PLC	287,676
1,183	Pernod Ricard SA	204,821
683	Primo Water Corp.*	10,293

		502,790

Biotechnology – 0.9%
3,324	CSL Ltd.	683,642
1,658	Genmab A/S*	381,655
17,227	Ra Pharmaceuticals, Inc.*(e)	807,430

		1,872,727

Capital Markets – 1.9%
1,105	BlackRock, Inc.	582,722
7,941	Bolsas y Mercados Espanoles SHMSF SA	308,244
9,878	Brookfield Asset Management, Inc. Class A	604,632

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
5,661	Deutsche Boerse AG	$ 918,913
2,328	Euronext NV(a)	201,798
6,749	London Stock Exchange Group PLC	697,447
2,441	Macquarie Group Ltd.	233,238
25,437	UBS Group AG*	315,918

		3,862,912

Chemicals – 0.7%
6,414	Air Liquide SA	927,397
16,554	Livent Corp.*	155,773
2,053	Sika AG	369,181

		1,452,351

Commercial Services & Supplies – 1.1%
63,768	Advanced Disposal Services, Inc.*(e)	2,101,156
76	Edenred	4,104

		2,105,260

Communications Equipment – 0.2%
39,404	Gilat Satellite Networks Ltd.	373,550
1,113	Lumentum Holdings, Inc.*	84,332

		457,882

Diversified Consumer Services(d) – 0.0%
5,019	Gymboree Holding Corp.	—

Diversified Telecommunication Services – 1.4%
1,609	Bandwidth, Inc. Class A*	114,175
17,790	Cellnex Telecom SA(a)	884,788
948,144	China Tower Corp. Ltd. Class H(a)	195,990
46,061	Zayo Group Holdings, Inc.*	1,600,620

		2,795,573

Electric Utilities – 1.7%
36,756	El Paso Electric Co.(e)	2,502,716
28,200	Enel SpA	245,800
8,504	Fortis, Inc.	370,901
21,915	Iberdrola SA	239,780

		3,359,197

Electronic Equipment, Instruments & Components – 1.8%
6,040	Amphenol Corp. Class A	600,799
11,000	Anixter International, Inc.*	1,073,600
418	Coherent, Inc.*	59,118
27,628	Flex Ltd.*	363,308
10,997	Tech Data Corp.*(e)	1,582,908

		3,679,733

Entertainment – 0.7%
50,622	Cineplex, Inc.	1,291,752
588	Netflix, Inc.*	202,913

		1,494,665

Equity Real Estate Investment Trusts (REITs) – 0.5%
859	American Tower Corp.	199,065

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
61,917	Ascendas Real Estate Investment Trust	$ 142,566
791	Equinix, Inc.	466,476
808	SBA Communications Corp.	201,644

		1,009,751

Food Products – 0.4%
7,950	Nestle SA	876,826

Health Care Equipment & Supplies – 1.3%
6,352	Abbott Laboratories	553,513
2,118	Becton Dickinson & Co.	582,831
1,595	Coloplast A/S Class B	201,100
1,682	Medtronic PLC	194,170
32,216	Wright Medical Group NV*(e)	970,990

		2,502,604

Health Care Providers & Services* – 1.1%
34,121	Centene Corp.	2,143,140

Hotels, Restaurants & Leisure – 2.1%
12,889	Aristocrat Leisure Ltd.	307,392
128,909	Caesars Entertainment Corp.*(e)	1,762,186
3,722	Hilton Worldwide Holdings, Inc.	401,232
2,698	Marriott International, Inc. Class A	377,882
38,427	The Stars Group, Inc.*(e)	916,868
6,365	Wyndham Hotels & Resorts, Inc.	363,887

		4,129,447

Industrial Conglomerates – 0.3%
3,927	Honeywell International, Inc.	680,235

Insurance – 0.5%
43,810	AIA Group Ltd.	434,111
9,536	Tokio Marine Holdings, Inc.	517,626
2,598	Trupanion, Inc.*	82,928

		1,034,665

Interactive Media & Services – 1.7%
716	Alphabet, Inc. Class A*	1,025,871
248	Alphabet, Inc. Class C*	355,689
39,586	Tencent Holdings Ltd.	1,887,863
4,641	Yandex NV Class A*	207,963

		3,477,386

Internet & Direct Marketing Retail* – 1.5%
10,939	Alibaba Group Holding Ltd. ADR	2,259,888
314	Amazon.com, Inc.	630,738
103	MercadoLibre, Inc.	68,289

		2,958,915

IT Services – 3.2%
2,415	Accenture PLC Class A	495,582
52	Adyen NV*(a)	47,783
710	Automatic Data Processing, Inc.	121,687
239	ExlService Holdings, Inc.*	17,473

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
11,268	Fidelity National Information Services, Inc.	$ 1,618,761
1,320	FleetCor Technologies, Inc.*	416,104
1,456	Genpact Ltd.	64,457
3,787	Global Payments, Inc.	740,169
928	GoDaddy, Inc. Class A*	62,371
22,693	Infosys Ltd. ADR	248,715
2,705	Mastercard, Inc. Class A	854,618
4,884	StoneCo Ltd. Class A*	212,161
1,051	VeriSign, Inc.*	218,755
6,366	Visa, Inc. Class A	1,266,643
19	WEX, Inc.*	4,122
154	Wix.com Ltd.*	21,974

		6,411,375

Life Sciences Tools & Services – 0.6%
3,656	Agilent Technologies, Inc.	301,839
975	Pacific Biosciences of California, Inc.*	4,553
9,510	QIAGEN NV*	321,248
1,895	Thermo Fisher Scientific, Inc.	593,495

		1,221,135

Machinery* – 1.0%
8,985	Navistar International Corp.	329,030
11,669	WABCO Holdings, Inc.(e)	1,582,900

		1,911,930

Media* – 0.2%
754	Charter Communications, Inc. Class A	390,165

Metals & Mining – 0.2%
6,159	Rio Tinto PLC	329,348

Multi-Utilities – 0.2%
20,259	Algonquin Power & Utilities Corp.	310,146

Oil, Gas & Consumable Fuels(e) – 0.8%
71,264	Tallgrass Energy LP Class A	1,589,900

Personal Products – 0.3%
2,007	L’Oreal SA	558,238

Pharmaceuticals – 2.6%
15,381	Allergan PLC(e)	2,870,710
9,399	AstraZeneca PLC	919,481
9,009	Novartis AG	851,063
7,674	Novo Nordisk A/S Class B	467,129

		5,108,383

Professional Services – 0.1%
5	CoStar Group, Inc.*	3,265
6	Equifax, Inc.	899
1,232	Experian PLC	42,883
1,649	Huron Consulting Group, Inc.*	106,872

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,329	TriNet Group, Inc.*	$ 75,833

		229,752

Road & Rail – 1.0%
765	Canadian Pacific Railway Ltd.	203,345
2,321	Norfolk Southern Corp.	483,255
3,876	Uber Technologies, Inc.*	140,660
6,043	Union Pacific Corp.	1,084,235

		1,911,495

Semiconductors & Semiconductor Equipment – 2.7%
1,808	Advanced Micro Devices, Inc.*	84,976
6,451	Analog Devices, Inc.	707,997
977	ASM International NV	118,731
3,464	ASML Holding NV	972,143
5,687	BE Semiconductor Industries NV	240,768
1,579	FormFactor, Inc.*	39,965
2,666	KLA Corp.	441,863
17,090	Lattice Semiconductor Corp.*	317,874
3,549	Marvell Technology Group Ltd.	85,318
3,993	Micron Technology, Inc.*	211,988
3,835	NVIDIA Corp.	906,709
4,783	NXP Semiconductors NV	606,771
1,800	Rambus, Inc.*	28,566
52,100	Renesas Electronics Corp.*	327,778
3,801	SK Hynix, Inc.	289,204

		5,380,651

Software – 2.9%
662	Adobe, Inc.*	232,455
410	Alteryx, Inc. Class A*	57,183
2,308	Atlassian Corp. PLC Class A*	339,276
2,288	Blackbaud, Inc.	179,219
494	Ceridian HCM Holding, Inc.*	36,205
1,442	Dassault Systemes SE	249,630
281	HubSpot, Inc.*	50,844
514	Intuit, Inc.	144,115
3,758	LogMeIn, Inc.	323,075
5,929	Microsoft Corp.(f)	1,009,294
13,337	NortonlifeLock, Inc.	379,038
21	salesforce.com, Inc.*	3,828
7,013	SAP SE ADR	917,090
196	ServiceNow, Inc.*	66,293
10,284	Slack Technologies, Inc. Class A*	213,187
1,083	Splunk, Inc.*	168,147
3,158	SS&C Technologies Holdings, Inc.	198,986
9,068	SVMK, Inc.*	160,050
1,633	Temenos AG*	262,698
2,668	VMware, Inc. Class A*	395,024
1,704	Workday, Inc. Class A*	314,610
268	Zscaler, Inc.*	15,032

		5,715,279

Specialty Retail(e) – 0.5%
7,479	Tiffany & Co.	1,002,336

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.6%
30,378	HP, Inc.	$ 647,659
4,047	Pure Storage, Inc. Class A*	72,037
8,837	Western Digital Corp.	578,823

		1,298,519

Textiles, Apparel & Luxury Goods – 0.1%
269	Hermes International	200,870
2,064	Moncler SpA	88,839

		289,709

Wireless Telecommunication Services* – 0.3%
6,963	T-Mobile US, Inc.	551,400

TOTAL COMMON STOCKS (Cost $70,841,595)		$ 79,316,797

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(g) – 4.7%
Collateralized Mortgage Obligations – 4.7%
Interest Only(h) – 2.6%
FHLMC REMIC Series 4723, Class KS (-1x1M USD LIBOR - 6.150%)
$6,090,223	4.474%	09/15/47	$ 1,172,956
FHLMC REMIC Series 4729, Class KS (-1x1M USD LIBOR - 6.150%)
4,602,400	4.474	11/15/47	886,406
GNMA REMIC Series 2017-117, Class AS (-1x1M USD LIBOR + 6.200%)
7,056,636	4.542	08/20/47	1,522,377
GNMA REMIC Series 2017-68, Class SA (-1x1M USD LIBOR + 6.150%)
7,759,226	4.492	05/20/47	1,635,893

			5,217,632

Regular Floater(a) – 1.0%
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,000,000	4.411	05/25/23	1,002,819
CHL GMSR Issuer Trust Series 2018-GT1, Class B (1M USD LIBOR + 3.500%)
1,000,000	5.161	05/25/23	1,001,539

			2,004,358

Sequential Floating Rate(a) – 1.1%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,692,146	2.263	03/27/36	2,236,452

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $8,963,227)			$ 9,458,442

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 12.3%
Collateralized Loan Obligations(a)(g) – 5.4%
Catamaran CLO Ltd. Series 2013-1A, Class DR (3M USD LIBOR + 2.800%)
$1,750,000	4.594%	01/27/28	$ 1,697,699
CVP CLO Ltd. Series 2017-2A, Class D (3M USD LIBOR + 2.650%)
1,000,000	4.469	01/20/31	952,716
Jamestown CLO XI Ltd. Series 2018-11A, Class A2 (3M USD LIBOR + 1.700%)
1,000,000	3.538	07/14/31	997,000
Midocean Credit CLO IX Series 18-9A, Class B (3M USD LIBOR + 1.750%)
1,000,000	3.569	07/20/31	997,200
Shackleton CLO Ltd. Series 2013-3A, Class DR (3M USD LIBOR + 3.020%)
1,500,000	4.851	07/15/30	1,454,007
Venture CDO Ltd. Series 2017-28AR, Class A2 (3M USD LIBOR + 1.270%)
1,132,000	3.089	10/21/29	1,132,393
Venture CLO Ltd. Series 2017-30A, Class D (3M USD LIBOR + 3.000%)
1,500,000	4.831	01/15/31	1,474,823
Vibrant Clo VI Ltd. Series 2017-6A, Class A (3M USD LIBOR + 1.240%)
642,500	3.148	06/20/29	642,603
Voya CLO Ltd. Series 2013-1A, Class CR (3M USD LIBOR + 2.950%)
1,500,000	4.781	10/15/30	1,455,704

			10,804,145

Credit Card(a) – 1.3%
Continental Credit Card Series 2016-1A, Class C
2,381,376	11.330	01/15/25	2,705,325

Home Equity – 5.6%
ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP6, Class A2D(g) (1M USD LIBOR + 0.220%)
5,109,624	1.881	12/25/36	2,778,318
Argent Securities Trust Series 2006-M2, Class A2D(g) (1M USD LIBOR + 0.240%)
2,773,328	1.901	09/25/36	1,355,853
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1(g) (1M USD LIBOR + 0.460%)
2,428,922	2.121	01/25/36	2,123,825
Countrywide Asset-Backed Certificates Series 2006-22, Class M1(g) (1M USD LIBOR + 0.230%)
3,844,659	1.891	05/25/47	625,054

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2(g) (1M USD LIBOR + 0.690%)
$2,162,980	2.351%	10/25/35	$ 1,888,062
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class MF2(i)
1,395,236	4.878	11/25/36	1,584,651
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3(g) (1M USD LIBOR + 0.250%)
1,222,239	1.911	05/25/36	811,479

			11,167,242

TOTAL ASSET-BACKED SECURITIES (Cost $22,982,684)			$ 24,676,712

Municipal Debt Obligations(b)(c) – 1.0%
Puerto Rico – 1.0%
Puerto Rico Commonwealth GO Bonds (Refunding) (Public Improvement) Series A
$430,000	5.500%	07/01/39	$ 335,938
550,000	5.000	07/01/41	410,437
Puerto Rico Commonwealth GO Bonds (Refunding) Series A
1,775,000	8.000	07/01/35	1,242,500

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,435,835)			$ 1,988,875

Shares	Description	Expiration Date	Value

Right* – 0.0%
Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co.
4,955		03/31/21	$ 17,243
(Cost $16,096)

Shares	Description	Value

Exchange Traded Fund – 2.1%
47,900	iShares iBoxx High Yield Corporate Bond ETF	$ 4,192,687
(Cost $4,128,611)

Shares	Dividend Rate	Value

Investment Company(j) – 49.4%(j)
Goldman Sachs Financial Square Government Fund - Institutional Shares
98,694,741	1.535%	$ 98,694,741
(Cost $98,694,741)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 109.3% (Cost $208,193,001)		$218,498,041

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks Sold Short – (3.2)%
Aerospace & Defense – (0.5)%
4,451	Raytheon Co.	$ (983,404)

Auto Components* – (0.2)%
23,567	Delphi Technologies PLC	(361,518)

Beverages – (0.0)%
447	Cott Corp.	(6,835)

Biotechnology – (0.5)%
13,320	AbbVie, Inc.	(1,079,186)

Communications Equipment – (0.1)%
2,865	Acacia Communications, Inc.*	(196,396)
1,660	Comtech Telecommunications Corp.	(47,990)

		(244,386)

Health Care Providers & Services* – (1.1)%
34,121	Centene Corp.	(2,143,140)

Hotels, Restaurants & Leisure – (0.8)%
11,589	Eldorado Resorts, Inc.*	(692,791)
7,456	Flutter Entertainment PLC	(845,468)

		(1,538,259)

Trading Companies & Distributors* – (0.0)%
990	WESCO International, Inc.	(47,926)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(5,742,793))		$ (6,404,654)

TOTAL SECURITIES SOLD SHORT – (3.2)% (Cost $(5,742,793))		$ (6,404,654)

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.1)%		(12,157,744)

NET ASSETS – 100.0%		$199,935,643

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security is currently in default.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $19,251,128, which represents approximately 9.6% of net assets as of January 31, 2020.

(f)	All or a portion of security is segregated as collateral for options contracts.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2020.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2020.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CP	— Commercial Paper
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIB	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London)	EUR	14,000	USD	15,494	03/20/20	$82
	GBP	508,000	USD	667,455	03/20/20	4,272
	INR	7,153,188	USD	100,000	02/03/20	78
	INR	14,414,260	USD	200,000	02/07/20	1,218
	INR	21,590,807	USD	300,000	02/10/20	1,297
	USD	2,318,376	CAD	3,047,000	03/20/20	16,056
	USD	100,000	CLP	77,321,000	02/10/20	3,396
	USD	100,000	CLP	79,020,000	02/24/20	1,295
	USD	100,000	CNH	695,487	02/03/20	645
	USD	100,000	COP	326,563,831	02/07/20	4,550
	USD	100,000	COP	331,001,810	02/18/20	3,313
	USD	100,000	COP	335,630,000	02/24/20	1,994
	USD	100,000	COP	340,396,810	02/28/20	625
	USD	100,000	COP	342,191,810	03/03/20	133
	USD	541,258	EUR	484,000	03/20/20	2,793
	USD	200,000	INR	14,291,520	02/24/20	886
	USD	200,000	INR	14,345,324	03/03/20	366
	USD	100,000	KRW	116,626,173	02/07/20	2,583
	USD	100,000	KRW	115,823,000	02/18/20	3,198
	USD	100,000	KRW	118,135,203	03/03/20	1,197
	USD	100,000	KRW	118,904,203	03/04/20	552
	USD	1,000,000	RUB	62,501,930	02/21/20	24,466
	USD	600,000	TRY	3,584,043	02/21/20	3,954
	USD	100,000	TWD	2,986,600	02/06/20	1,599
	USD	100,000	TWD	2,999,406	02/10/20	1,240
	USD	200,000	TWD	5,973,620	02/14/20	3,270
	USD	100,000	TWD	2,981,400	02/21/20	1,779
MS & Co. Int. PLC	GBP	226,000	USD	295,640	03/18/20	3,182
	HKD	1,475,000	USD	188,291	03/18/20	1,479

TOTAL						$91,498

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	CAD	1,559,000	USD	1,193,461	03/20/20	$(15,476)
	CLP	77,220,886	USD	100,000	02/10/20	(3,522)
	CLP	77,316,000	USD	100,000	02/24/20	(3,424)
	CLP	79,013,000	USD	100,000	02/28/20	(1,310)
	CNH	11,063,840	USD	1,600,000	02/03/20	(19,456)
	CNH	1,394,522	USD	200,000	02/05/20	(803)
	COP	326,732,000	USD	100,000	02/07/20	(4,500)
	COP	335,487,000	USD	100,000	02/18/20	(2,003)
	COP	333,242,290	USD	100,000	02/24/20	(2,691)
	COP	339,137,215	USD	100,000	02/28/20	(992)
	EUR	128,000	USD	143,116	03/20/20	(716)
	INR	9,892	USD	138	02/03/20	—
	INR	14,271,035	USD	200,000	02/24/20	(1,171)
	INR	21,451,208	USD	300,000	02/28/20	(1,272)
	INR	14,318,735	USD	200,000	03/04/20	(766)
	KRW	115,819,000	USD	100,000	02/07/20	(3,257)
	KRW	115,767,797	USD	100,000	02/18/20	(3,244)
	KRW	115,804,000	USD	100,000	02/21/20	(3,199)
	MXN	14,500,000	USD	773,556	02/04/20	(6,632)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London) (continued)	MXN	1,000,000	USD	52,931	02/05/20	$(48)
	RUB	55,607,780	USD	900,000	02/21/20	(32,071)
	TRY	3,566,632	USD	600,000	02/21/20	(6,849)
	TWD	2,993,595	USD	100,000	02/06/20	(1,368)
	TWD	2,984,400	USD	100,000	02/10/20	(1,734)
	TWD	5,966,100	USD	200,000	02/14/20	(3,517)
	TWD	2,984,495	USD	100,000	02/24/20	(1,662)
	USD	155,449	CAD	206,000	03/20/20	(205)
	USD	100,000	CLP	80,524,113	03/04/20	(570)
	USD	200,000	CNH	1,400,200	02/05/20	(8)
	USD	22,136	EUR	20,000	03/20/20	(115)
	USD	954,891	GBP	728,000	03/20/20	(7,744)
	USD	100,000	INR	7,163,080	02/03/20	(216)
	USD	200,000	INR	14,395,924	02/07/20	(963)
	USD	300,000	INR	21,615,222	02/10/20	(1,636)
	USD	100,000	INR	7,189,012	03/03/20	(45)
MS & Co. Int. PLC	EUR	266,000	USD	296,738	03/18/20	(846)
	JPY	11,600,000	USD	107,417	03/18/20	(79)

TOTAL						$(134,110)

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	14	03/06/20	$2,717,792	$7,160
10 Year U.K. Long Gilt	23	03/27/20	4,098,330	5,059
10 Year U.S. Treasury Notes	88	03/20/20	11,585,750	178,160
2 Year German Euro-Schatz	18	03/06/20	2,237,541	1,346
2 Year U.S. Treasury Notes	2	03/31/20	432,719	288
20 Year U.S. Treasury Bonds	41	03/20/20	6,704,781	167,245
3 Month Euribor Interest Rate	1	03/15/21	278,510	83
3 Month Sterling Interest Rate	3	03/17/21	492,489	7
5 Year German Euro-Bobl	24	03/06/20	3,592,256	7,356
BIST National-30 Index	5	02/28/20	12,049	(383)
Brent Crude	2	02/28/20	113,240	(1,032)
Brent Crude	2	04/30/20	112,480	(3,302)
Brent Crude	2	10/30/20	110,140	(992)
CAC40 Index	1	02/21/20	64,369	(1,797)
Canada 10 Year Government Bonds	4	03/20/20	429,711	706
Canadian Dollar	1	03/17/20	75,575	34
Canola	6	03/13/20	40,849	(666)
CBOE Volatility Index	38	02/19/20	692,550	(715)
CBOE Volatility Index	41	03/18/20	726,725	37,161
CBOE Volatility Index	2	04/15/20	35,650	247
CBOE Volatility Index	2	05/20/20	35,150	147
CBOE Volatility Index	2	06/17/20	35,700	247
CBOE Volatility Index	4	07/22/20	71,900	293
Copper	3	02/05/20	416,391	(30,333)
Copper	1	02/06/20	138,812	(10,538)
Copper	4	02/07/20	555,313	(35,041)
Copper	1	02/11/20	138,891	(6,914)
Copper	1	02/13/20	138,908	(6,902)
Copper	2	02/14/20	277,819	(13,809)
Copper	1	02/18/20	138,917	(7,448)
Copper	2	02/19/20	277,837	(15,143)
Copper	2	02/20/20	277,687	(16,568)
Copper	4	02/21/20	555,406	(29,243)
Copper	1	02/25/20	138,882	(8,371)
Copper	1	02/26/20	138,890	(8,663)
Copper	2	02/27/20	277,795	(29,841)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Copper	4	02/28/20	$555,621	$(58,893)
Copper	2	03/02/20	277,856	(22,791)
Copper	2	03/03/20	277,872	(29,832)
Copper	7	03/04/20	972,606	(67,888)
Copper	1	03/05/20	138,951	(14,914)
Copper	4	03/06/20	555,837	(39,562)
Copper	3	03/09/20	416,947	(43,220)
Copper	5	03/10/20	694,950	(74,550)
Copper	3	03/12/20	417,016	(44,793)
Copper	2	03/16/20	278,042	(30,313)
Copper	2	03/23/20	277,851	(31,000)
Copper	25	03/27/20	1,573,125	(39,478)
Copper	1	04/03/20	138,997	(14,249)
Copper	2	04/06/20	278,033	(8,853)
Copper	3	04/07/20	417,070	(13,289)
Copper	4	04/09/20	556,145	(62,841)
Copper	1	04/20/20	139,056	(17,469)
Copper	1	04/21/20	139,069	(15,697)
Copper	1	04/22/20	139,081	(13,647)
Copper	1	04/27/20	139,162	(6,590)
Copper	1	04/29/20	139,171	(2,495)
Copper	2	04/30/20	278,350	(1,543)
DJIA E-Mini Index	2	03/20/20	281,960	(5,603)
E-mini Consumer Staples Select Sector	2	03/20/20	127,060	(1,447)
E-mini Industrial Select Sector	1	03/20/20	81,400	(521)
E-mini Russell 2000 Index	7	03/20/20	565,145	(16,284)
E-mini Utilities Select Sector	1	03/20/20	69,490	(309)
Euro Buxl 30 Year Bonds	2	03/06/20	467,797	8,805
Euro Stoxx 50 Index Dividend	58	12/18/20	793,126	(1,757)
Eurodollars	1	03/15/21	246,937	236
Eurodollars	10	03/14/22	2,470,125	3,073
French 10 Year Government Bonds	17	03/06/20	3,152,739	33,232
FTSE 100 Index	5	03/20/20	476,535	(14,099)
Gasoline RBOB	1	03/31/20	69,951	(2,014)
Hard Red Winter Wheat	2	03/13/20	53,375	(1,231)
Hscei	3	02/27/20	197,963	(376)
Italian 10 Year Government Bonds	25	03/06/20	4,104,315	84,334
Italian 10 Year Government Bonds	2	03/06/20	250,579	188
Japan 10 Year Government Bonds	20	03/13/20	28,214,665	61,713
Kospi 200 Index	7	03/12/20	418,687	(27,640)
Lead	3	02/04/20	142,350	(19,983)
Lead	2	02/05/20	94,890	(12,478)
Lead	1	02/06/20	47,440	(932)
Lead	1	02/07/20	47,435	(4,880)
Lead	1	02/11/20	47,425	(958)
Lead	1	02/12/20	47,420	(4,620)
Lead	1	02/13/20	47,415	(3,363)
Lead	2	02/14/20	94,820	(1,468)
Lead	5	02/18/20	237,025	(8,526)
Lead	2	02/19/20	94,800	(3,868)
Lead	2	02/20/20	94,700	(4,968)
Lead	4	02/21/20	189,332	(3,578)
Lead	2	02/25/20	94,598	(3,646)
Lead	1	02/28/20	47,247	(1,068)
Lead	2	03/02/20	94,461	(770)
Lead	3	03/03/20	141,640	(625)
Lead	2	03/04/20	94,392	(714)
Lead	5	03/09/20	235,724	298
Lead	3	03/13/20	141,229	(4,355)
Lead	3	03/16/20	141,144	(2,966)
Lead	1	03/19/20	47,013	(878)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Lead	1	03/23/20	$47,000	$(1,025)
Lead	1	04/07/20	47,000	(2,454)
Lead	3	04/09/20	141,000	(4,218)
Lead	2	04/14/20	94,000	(2,706)
Lead	1	04/15/20	47,000	(2,940)
Lead	1	04/21/20	46,975	(1,953)
Lead	1	04/22/20	46,975	(2,678)
Lead	1	04/24/20	46,975	(309)
Lead	1	04/27/20	46,975	(309)
Lead	1	04/28/20	46,975	(252)
Lead	1	04/30/20	46,975	1,060
Mini Hang Seng Index	3	02/27/20	101,330	(237)
MSCI Emerging Markets Index	3	03/20/20	157,515	256
MSCI Singapore Index	3	02/27/20	80,078	(159)
Nasdaq 100 E-Mini Index	6	03/20/20	1,079,730	(8,868)
Nickel	4	02/04/20	306,516	(71,878)
Nickel	3	02/06/20	229,923	(44,502)
Nickel	1	02/07/20	76,647	(4,216)
Nickel	1	02/12/20	76,677	(15,666)
Nickel	1	02/13/20	76,683	(15,690)
Nickel	1	02/21/20	76,713	(9,330)
Nickel	1	02/25/20	76,737	(11,076)
Nickel	1	02/28/20	76,757	(7,006)
Nickel	1	03/02/20	76,779	(5,964)
Nickel	1	03/04/20	76,793	(4,054)
Nickel	1	03/06/20	76,807	(4,496)
Nickel	2	03/12/20	153,700	(16,364)
Nickel	1	03/16/20	76,868	(8,545)
Nickel	1	03/19/20	76,869	(7,794)
Nickel	1	03/20/20	76,863	(5,633)
Nickel	2	04/07/20	153,963	(12,903)
Nickel	1	04/09/20	76,997	(5,591)
Nickel	5	04/14/20	385,170	(28,077)
Nickel	3	04/15/20	231,102	(24,296)
Nickel	2	04/16/20	154,065	(17,541)
Nickel	1	04/17/20	77,031	(6,312)
Nickel	1	04/21/20	77,052	(6,111)
Nickel	1	04/23/20	77,063	1,790
Nickel	2	04/27/20	154,168	3,583
Nickel	1	04/28/20	77,089	1,577
Nikkei 225 Index	6	03/12/20	853,860	(5,497)
Nikkei 225 Mini	20	03/12/20	426,930	(798)
Platinum	3	04/28/20	144,285	(3,160)
Platinum	1	12/23/20	15,851	(24)
Primary Aluminum	9	02/04/20	383,737	(21,766)
Primary Aluminum	1	02/05/20	42,588	(2,815)
Primary Aluminum	2	02/06/20	84,963	(5,456)
Primary Aluminum	4	02/07/20	169,958	(11,653)
Primary Aluminum	1	02/11/20	42,522	(2,343)
Primary Aluminum	2	02/13/20	85,077	(2,998)
Primary Aluminum	5	02/14/20	212,734	(6,916)
Primary Aluminum	1	02/18/20	42,579	(673)
Primary Aluminum	3	02/19/20	127,762	(2,214)
Primary Aluminum	2	02/20/20	85,189	(2,298)
Primary Aluminum	3	02/25/20	127,883	(3,962)
Primary Aluminum	1	02/26/20	42,635	(1,193)
Primary Aluminum	1	02/27/20	42,641	(1,562)
Primary Aluminum	4	03/02/20	170,671	(7,554)
Primary Aluminum	3	03/03/20	128,023	(4,666)
Primary Aluminum	1	03/04/20	42,681	(1,316)
Primary Aluminum	2	03/05/20	85,376	(2,628)
Primary Aluminum	4	03/09/20	170,872	(5,502)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Primary Aluminum	2	03/12/20	$85,470	$(3,236)
Primary Aluminum	3	03/13/20	128,224	(5,134)
Primary Aluminum	3	03/16/20	128,298	(5,035)
Primary Aluminum	4	03/19/20	171,100	(8,485)
Primary Aluminum	3	03/23/20	128,392	(6,926)
Primary Aluminum	2	03/24/20	85,610	(4,194)
Primary Aluminum	1	03/27/20	42,827	(2,726)
Primary Aluminum	2	03/30/20	85,699	(4,537)
Primary Aluminum	1	03/31/20	42,857	(2,264)
Primary Aluminum	5	04/02/20	214,360	(11,128)
Primary Aluminum	1	04/06/20	42,902	(1,557)
Primary Aluminum	4	04/07/20	171,637	(6,415)
Primary Aluminum	6	04/09/20	257,544	(13,248)
Primary Aluminum	2	04/16/20	85,925	(4,781)
Primary Aluminum	2	04/17/20	85,913	(3,188)
Primary Aluminum	1	04/22/20	42,992	(2,636)
Primary Aluminum	1	04/23/20	43,000	(1,572)
Primary Aluminum	1	04/24/20	43,007	(1,671)
Primary Aluminum	2	04/27/20	86,057	(2,374)
Primary Aluminum	1	04/28/20	43,036	(805)
Primary Aluminum	1	04/29/20	43,043	(535)
S&P 500 E-Mini Index	63	03/20/20	10,155,600	(185,805)
S&P Toronto Stock Exchange 60 Index	3	03/19/20	467,659	(4,719)
SET50 Index	39	03/30/20	253,544	(1,665)
Soybean	12	03/13/20	508,975	(17,722)
Swiss Franc	2	03/16/20	260,250	847
Tin	1	02/28/20	82,015	(4,940)
Tin	1	03/03/20	82,005	(1,998)
Tin	1	03/11/20	81,975	(4,503)
Tin	1	03/12/20	81,970	(4,028)
Tin	1	04/16/20	81,898	(6,705)
Tin	1	04/22/20	81,889	(3,276)
Topix Index	1	03/12/20	154,954	(785)
U.S. Dollar Index Future	1	03/16/20	97,213	(463)
Ultra 10 Year U.S. Treasury Notes	7	03/20/20	1,019,594	12,338
Ultra Long U.S. Treasury Bonds	4	03/20/20	774,750	24,496
White Sugar	1	02/14/20	20,310	124
WTI Crude Oil	4	11/20/20	203,200	(996)
Yen Denominated Nikkei 225 Index	33	03/12/20	3,458,216	(163,039)
Zinc	2	02/04/20	110,600	(16,481)
Zinc	2	02/07/20	110,581	(13,098)
Zinc	2	02/12/20	110,525	(1,525)
Zinc	2	02/13/20	110,506	(1,540)
Zinc	1	02/14/20	55,244	(774)
Zinc	2	02/17/20	110,450	(5,155)
Zinc	2	02/18/20	110,469	(6,712)
Zinc	2	02/19/20	110,450	(1,577)
Zinc	4	02/20/20	220,750	(11,886)
Zinc	2	02/21/20	110,360	(5,183)
Zinc	2	02/25/20	110,328	(5,678)
Zinc	1	03/02/20	55,142	(2,560)
Zinc	1	03/03/20	55,138	(1,003)
Zinc	4	03/04/20	220,545	(9,659)
Zinc	1	03/05/20	55,135	(718)
Zinc	2	03/06/20	110,268	(5,817)
Zinc	1	03/09/20	55,133	(582)
Zinc	1	03/13/20	55,129	(1,712)
Zinc	2	03/16/20	110,250	(4,531)
Zinc	1	03/17/20	55,126	(2,464)
Zinc	1	03/19/20	55,100	(2,840)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Zinc	2	03/20/20	$110,193	$(6,400)
Zinc	3	03/23/20	165,278	(7,667)
Zinc	1	04/06/20	55,056	(4,932)
Zinc	3	04/08/20	165,145	(14,666)
Zinc	2	04/09/20	110,090	(9,041)
Zinc	1	04/14/20	55,041	280
Zinc	1	04/17/20	55,011	(5,542)
Zinc	1	04/20/20	55,010	283
Zinc	3	04/22/20	165,022	836
Zinc	1	04/23/20	55,006	(3,897)
Zinc	2	04/24/20	110,010	(6,021)
Zinc	4	04/27/20	220,015	(3,889)
Zinc	1	04/28/20	55,003	(1,175)
Zinc	1	04/29/20	55,001	(252)
Zinc	1	04/30/20	55,000	135

Total				$(1,508,725)

Short position contracts:
10 Year Mini Japanese Government Bonds	(1)	03/12/20	(141,110)	(37)
5 Year U.S. Treasury Notes	(11)	03/31/20	(1,323,523)	(5,352)
Amsterdam Exchanges Index	(4)	02/21/20	(521,564)	5,881
Bank Accept Index	(2)	03/15/21	(371,732)	(153)
Brent Crude	(3)	02/28/20	(169,860)	6,927
Brent Crude	(1)	03/31/20	(56,420)	3,289
British Pound	(1)	03/16/20	(82,606)	24
CAC40 Index	(5)	02/21/20	(321,846)	12,629
Cattle Feeder	(1)	03/26/20	(68,037)	3,635
Cocoa	(2)	03/16/20	(53,586)	233
Coffee	(3)	03/19/20	(115,481)	593
Copper	(3)	02/05/20	(416,391)	23,749
Copper	(1)	02/06/20	(138,813)	9,272
Copper	(4)	02/07/20	(555,313)	44,216
Copper	(1)	02/11/20	(138,891)	8,419
Copper	(1)	02/13/20	(138,908)	6,839
Copper	(2)	02/14/20	(277,820)	13,025
Copper	(1)	02/18/20	(138,917)	14,849
Copper	(2)	02/19/20	(277,838)	13,735
Copper	(2)	02/20/20	(277,688)	16,344
Copper	(4)	02/21/20	(555,406)	43,182
Copper	(1)	02/25/20	(138,882)	14,122
Copper	(1)	02/26/20	(138,890)	14,900
Copper	(2)	02/27/20	(277,795)	18,974
Copper	(4)	02/28/20	(555,621)	33,880
Copper	(2)	03/02/20	(277,857)	16,138
Copper	(2)	03/03/20	(277,872)	14,435
Copper	(7)	03/04/20	(972,606)	104,215
Copper	(1)	03/05/20	(138,952)	7,758
Copper	(4)	03/06/20	(555,837)	55,615
Copper	(3)	03/09/20	(416,947)	35,757
Copper	(5)	03/10/20	(694,950)	66,186
Copper	(3)	03/12/20	(417,016)	42,333
Copper	(2)	03/16/20	(278,042)	18,480
Copper	(2)	03/23/20	(277,852)	29,924
Copper	(1)	04/03/20	(138,997)	13,300
Copper	(2)	04/06/20	(278,034)	28,386
Copper	(3)	04/07/20	(417,070)	44,097
Copper	(4)	04/09/20	(556,145)	40,099
Copper	(1)	04/20/20	(139,056)	4,410
Copper	(1)	04/21/20	(139,069)	15,078
Copper	(1)	04/22/20	(139,081)	4,404

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Copper	(3)	04/27/20	$(417,488)	$17,624
Copper	(1)	04/29/20	(139,171)	3,901
Copper	(1)	04/30/20	(139,175)	1,010
Corn	(1)	05/14/20	(19,325)	410
Crude soybean oil	(7)	03/13/20	(125,748)	8,811
DAX Index	(4)	03/20/20	(1,441,099)	4,890
E-mini Energy Select Sector	(1)	03/20/20	(55,220)	949
E-mini Financial Select Sector	(1)	03/20/20	(92,137)	249
Euro Stoxx 50 Index	(57)	03/20/20	(2,300,424)	26,188
FTSE 100 Index	(5)	03/20/20	(476,535)	15,714
FTSE/JSE Top 40 Index	(3)	03/19/20	(100,257)	909
FTSE/MIB Index	(4)	03/20/20	(515,020)	7,614
Gasoline RBOB	(3)	02/28/20	(189,517)	2,049
Gold 100 Oz	(23)	04/28/20	(3,652,170)	(23,877)
Hang Seng Index	(3)	02/27/20	(506,650)	26,372
Hard Red Winter Wheat	(1)	03/13/20	(23,275)	1,248
IBEX 35 Index	(4)	02/21/20	(415,996)	1,355
ICE ECX Emission	(7)	12/14/20	(185,389)	(65)
Korea 10 Year Bonds	(3)	03/17/20	(331,325)	(131)
Lead	(3)	02/04/20	(142,350)	15,510
Lead	(2)	02/05/20	(94,890)	10,350
Lead	(1)	02/06/20	(47,440)	5,645
Lead	(1)	02/07/20	(47,435)	4,925
Lead	(1)	02/11/20	(47,425)	5,447
Lead	(1)	02/12/20	(47,420)	944
Lead	(1)	02/13/20	(47,415)	951
Lead	(2)	02/14/20	(94,820)	5,749
Lead	(1)	02/17/20	(47,400)	(265)
Lead	(5)	02/18/20	(237,025)	7,222
Lead	(1)	02/19/20	(47,400)	1,735
Lead	(2)	02/20/20	(94,700)	4,832
Lead	(4)	02/21/20	(189,332)	6,321
Lead	(2)	02/25/20	(94,598)	2,170
Lead	(1)	02/28/20	(47,247)	1,158
Lead	(2)	03/02/20	(94,461)	(53)
Lead	(3)	03/03/20	(141,640)	1,214
Lead	(2)	03/04/20	(94,392)	(84)
Lead	(5)	03/09/20	(235,724)	440
Lead	(3)	03/13/20	(141,229)	826
Lead	(3)	03/16/20	(141,143)	2,889
Lead	(1)	03/19/20	(47,012)	2,401
Lead	(1)	03/23/20	(47,000)	960
Lead	(1)	04/07/20	(47,000)	810
Lead	(3)	04/09/20	(141,000)	3,592
Lead	(2)	04/14/20	(94,000)	2,692
Lead	(1)	04/15/20	(47,000)	2,439
Lead	(1)	04/21/20	(46,975)	260
Lead	(1)	04/22/20	(46,975)	254
Lead	(1)	04/24/20	(46,975)	1,522
Lead	(2)	04/27/20	(93,950)	1,132
Lead	(1)	04/28/20	(46,975)	210
Lead	(1)	04/29/20	(46,975)	(115)
Lean Hogs	(1)	04/15/20	(24,640)	1,238
Low Sulphur Gas Oil	(4)	03/12/20	(201,000)	8,071
Maize	(1)	03/05/20	(9,344)	68
Mexican Peso	(1)	03/16/20	(26,330)	(46)
Mini FTSE/MIB Index	(1)	03/20/20	(25,751)	(10)
Mini H-Shares Index	(1)	02/27/20	(13,198)	525
MSCI EAFE Index	(1)	03/20/20	(98,825)	(276)
MSCI Emerging Markets Index	(23)	03/20/20	(1,207,615)	55,618
Natural Gas	(2)	02/26/20	(36,820)	(83)
Nickel	(4)	02/04/20	(306,516)	68,233

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Nickel	(3)	02/06/20	$(229,923)	$53,971
Nickel	(1)	02/07/20	(76,647)	21,180
Nickel	(1)	02/12/20	(76,677)	15,750
Nickel	(1)	02/13/20	(76,683)	16,344
Nickel	(1)	02/21/20	(76,713)	9,624
Nickel	(1)	02/25/20	(76,737)	4,083
Nickel	(1)	02/28/20	(76,757)	3,981
Nickel	(1)	03/02/20	(76,779)	4,058
Nickel	(1)	03/04/20	(76,793)	8,214
Nickel	(1)	03/06/20	(76,807)	8,205
Nickel	(2)	03/12/20	(153,700)	14,535
Nickel	(1)	03/16/20	(76,868)	(1,889)
Nickel	(1)	03/19/20	(76,869)	5,600
Nickel	(1)	03/20/20	(76,863)	10,074
Nickel	(2)	04/07/20	(153,963)	11,176
Nickel	(1)	04/09/20	(76,996)	7,811
Nickel	(5)	04/14/20	(385,170)	27,916
Nickel	(3)	04/15/20	(231,102)	16,755
Nickel	(2)	04/16/20	(154,065)	12,965
Nickel	(1)	04/17/20	(77,031)	(1,896)
Nickel	(1)	04/21/20	(77,052)	5,475
Nickel	(1)	04/23/20	(77,063)	2,974
Nickel	(2)	04/27/20	(154,168)	(1,804)
Nickel	(1)	04/28/20	(77,089)	(1,797)
Nikkei 225 Index	(29)	03/12/20	(3,295,850)	168,082
NY Harbor ULSD	(1)	02/28/20	(68,393)	3,421
OMXS 30 Index	(6)	02/21/20	(111,375)	(42)
Primary Aluminum	(9)	02/04/20	(383,738)	22,562
Primary Aluminum	(1)	02/05/20	(42,587)	598
Primary Aluminum	(2)	02/06/20	(84,962)	1,408
Primary Aluminum	(4)	02/07/20	(169,958)	2,807
Primary Aluminum	(1)	02/11/20	(42,522)	1,248
Primary Aluminum	(2)	02/13/20	(85,077)	3,130
Primary Aluminum	(5)	02/14/20	(212,734)	5,590
Primary Aluminum	(2)	02/17/20	(85,175)	2,442
Primary Aluminum	(1)	02/18/20	(42,579)	905
Primary Aluminum	(1)	02/19/20	(42,587)	672
Primary Aluminum	(2)	02/20/20	(85,188)	3,239
Primary Aluminum	(3)	02/25/20	(127,883)	3,432
Primary Aluminum	(1)	02/26/20	(42,634)	1,209
Primary Aluminum	(1)	02/27/20	(42,641)	1,213
Primary Aluminum	(4)	03/02/20	(170,671)	7,818
Primary Aluminum	(3)	03/03/20	(128,024)	5,507
Primary Aluminum	(1)	03/04/20	(42,681)	1,216
Primary Aluminum	(2)	03/05/20	(85,376)	2,056
Primary Aluminum	(4)	03/09/20	(170,872)	7,008
Primary Aluminum	(2)	03/12/20	(85,469)	3,862
Primary Aluminum	(3)	03/13/20	(128,225)	5,962
Primary Aluminum	(3)	03/16/20	(128,298)	6,904
Primary Aluminum	(4)	03/19/20	(171,100)	7,897
Primary Aluminum	(2)	03/23/20	(85,594)	4,281
Primary Aluminum	(2)	03/24/20	(85,609)	4,856
Primary Aluminum	(1)	03/27/20	(42,827)	2,262
Primary Aluminum	(2)	03/30/20	(85,699)	5,470
Primary Aluminum	(1)	03/31/20	(42,857)	2,690
Primary Aluminum	(5)	04/02/20	(214,360)	11,188
Primary Aluminum	(1)	04/06/20	(42,902)	2,870
Primary Aluminum	(4)	04/07/20	(171,637)	8,253
Primary Aluminum	(6)	04/09/20	(257,544)	9,003
Primary Aluminum	(2)	04/16/20	(85,925)	2,987
Primary Aluminum	(3)	04/17/20	(128,869)	7,123

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Primary Aluminum	(3)	04/21/20	$(128,955)	$7,662
Primary Aluminum	(1)	04/22/20	(42,992)	1,523
Primary Aluminum	(4)	04/23/20	(171,998)	7,103
Primary Aluminum	(1)	04/30/20	(43,050)	335
S&P 400 E-Mini Index	(1)	03/20/20	(200,700)	359
S&P 500 E-Mini Index	(36)	03/20/20	(5,803,200)	(67,861)
S&P Toronto Stock Exchange 60 Index	(1)	03/19/20	(155,886)	(1,877)
SGX Nifty 50 Index	(8)	02/27/20	(191,792)	1,225
Silver	(4)	03/27/20	(360,240)	(2,047)
SPI 200 Index	(3)	03/19/20	(349,126)	(10,801)
Sugar No. 11	(1)	02/28/20	(16,363)	(25)
The Robusta Coffee	(2)	03/25/20	(26,680)	(582)
Tin	(1)	02/28/20	(82,015)	(143)
Tin	(1)	03/03/20	(82,005)	4,934
Tin	(1)	03/11/20	(81,975)	3,845
Tin	(1)	03/12/20	(81,970)	2,927
Tin	(1)	04/16/20	(81,898)	3,245
Tin	(1)	04/22/20	(81,889)	6,309
TOCOM Gold Mini	(5)	12/23/20	(254,349)	79
TOCOM Kerosene	(1)	06/25/20	(24,867)	54
TOCOM Kerosene	(1)	07/22/20	(24,632)	170
Topix Index	(7)	03/12/20	(1,084,675)	25,025
U.S. Dollar Index Future	(7)	02/17/20	(70,021)	(1,715)
UK Natural Gas	(15)	02/27/20	(148,473)	12,331
Wheat	(2)	03/10/20	(21,183)	81
Wheat	(21)	03/13/20	(581,438)	13,207
WTI Crude Oil	(4)	02/19/20	(206,240)	14,286
WTI Crude Oil	(4)	02/20/20	(206,240)	16,904
WTI Crude Oil	(2)	03/20/20	(103,360)	8,247
Zinc	(2)	02/04/20	(110,600)	8,734
Zinc	(2)	02/07/20	(110,582)	7,734
Zinc	(2)	02/12/20	(110,525)	14,132
Zinc	(2)	02/13/20	(110,507)	10,500
Zinc	(1)	02/14/20	(55,244)	4,641
Zinc	(2)	02/18/20	(110,469)	6,750
Zinc	(4)	02/19/20	(220,900)	13,089
Zinc	(4)	02/20/20	(220,750)	7,267
Zinc	(2)	02/21/20	(110,360)	4,472
Zinc	(2)	02/25/20	(110,328)	5,080
Zinc	(1)	03/02/20	(55,142)	992
Zinc	(1)	03/03/20	(55,137)	2,598
Zinc	(4)	03/04/20	(220,545)	2,681
Zinc	(1)	03/05/20	(55,135)	2,562
Zinc	(2)	03/06/20	(110,268)	2,201
Zinc	(1)	03/09/20	(55,133)	835
Zinc	(1)	03/13/20	(55,128)	2,550
Zinc	(2)	03/16/20	(110,250)	7,945
Zinc	(1)	03/17/20	(55,126)	2,590
Zinc	(1)	03/19/20	(55,100)	2,510
Zinc	(2)	03/20/20	(110,193)	8,237
Zinc	(3)	03/23/20	(165,278)	10,358
Zinc	(1)	04/06/20	(55,056)	3,016
Zinc	(3)	04/08/20	(165,146)	9,676
Zinc	(3)	04/09/20	(165,134)	9,566
Zinc	(1)	04/17/20	(55,011)	(302)
Zinc	(1)	04/20/20	(55,010)	6,040
Zinc	(3)	04/22/20	(165,023)	16,044
Zinc	(1)	04/23/20	(55,006)	(304)
Zinc	(2)	04/24/20	(110,010)	(610)
Zinc	(5)	04/27/20	(275,019)	8,205
Zinc	(1)	04/28/20	(55,002)	895

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Zinc	(1)	04/29/20	$(55,001)	$(307)

Total				$1,976,042

TOTAL FUTURES CONTRACTS				$467,317

SWAP CONTRACTS — At January 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Advanced Micro Devices, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	$230	$(6,885)	$—	$(6,885)
Alphabet, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	89	2,119	—	2,119
Alphabet, Inc. Class C	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	138	3,781	—	3,781
Amazon.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	116	6,302	—	6,302
Apple, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	417	13,000	—	13,000
ASM Pacific Technology Ltd.	1M STIB LIBOR	JPMorgan Securities, Inc.	05/05/20	637	(4,059)	—	(4,059)
ASML Holding NV	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	205	(10,630)	—	(10,630)
BE Semiconductor Industries NV	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/20	93	10,015	—	10,015
Ceridian HCM Holding, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	300	16,367	—	16,367
Charter Communications, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	200	7,805	—	7,805
Coherent, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	36	(5,380)	—	(5,380)
Consumer Discretionary Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	13	106	—	106
Corning, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	198	(20,178)	—	(20,178)
Edenred SA	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/20	170	8,656	—	8,656
Equifax, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	109	4,715	—	4,715
ExlService Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	146	5,953	—	5,953
Facebook, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	283	(14,595)	—	(14,595)
FleetCor Technologies, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	206	18,240	—	18,240
Flextronics International Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	172	3,154	—	3,154
Genpact Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	867	32,444	—	32,444
Global Payments, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	404	15,536	—	15,536
Globalwafers Co. Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	238	(14,572)	—	(14,572)
Guidewire Software, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	473	8,179	—	8,179
Huron Consulting Group, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	186	(12,971)	—	(12,971)
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	12	(176)	—	(176)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

iShares Core S&P Small-Capital ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	$8	$309	$—	$309
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	94	(3,499)	—	(3,499)
iShares PHLX Semiconductor ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	168	4,137	—	4,137
iShares Russell 2000 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	10	116	—	116
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	4	10	—	10
iShares S&P NA Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	7	(130)	—	(130)
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	701	28,888	—	28,888
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	4	88	—	88
iShares U.S. Technology ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	20	(382)	—	(382)
KLA Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	107	(5,824)	—	(5,824)
Lumentum Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	315	(19,214)	—	(19,214)
Mastercard, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	97	4,593	—	4,593
MediaTek, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	188	(19,468)	—	(19,468)
PayPal Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	122	3,970	—	3,970
PureFunds ISE Cyber	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	7	39	—	39
Qualcomm, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	183	(2,766)	—	(2,766)
Salesforce.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	151	7,493	—	7,493
ServiceNow, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	110	16,954	—	16,954
SK Hynix, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	101	(8,855)	—	(8,855)
SPDR S&P MidCap 400 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	4	107	—	107
Splunk, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	54	211	—	211
Spotify Technology SA	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	78	(7,794)	—	(7,794)
T-Mobile US, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	43	259	—	259
TransUnion	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	143	5,251	—	5,251
TriNet Group, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	201	368	—	368
Vanguard Small-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	11	121	—	121
VeriSign, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	98	2,473	—	2,473
Visa, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	115	5,812	—	5,812

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Western Digital Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	$18		$590	$—	$590
WEX, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	209		1,599	—	1,599
Workday, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	100		8,769	—	8,769
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	81		12,136	—	12,136
AbbVie, Inc.	(1.550)%	MS & Co. Int. PLC	02/02/21	—	*	(744)	—	(744)
Adobe Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	97		2,261	—	2,261
Allergan PLC	1.550	MS & Co. Int. PLC	02/02/21	—	*	(1,918)	—	(1,918)
Alphabet, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	327		(1,710)	—	(1,710)
Alphabet, Inc. Class C	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	303		(1,278)	—	(1,278)
Altran Technologies SA	0.450	MS & Co. Int. PLC	07/07/21	30		1,089	—	1,089
Amazon.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	550		42,869	—	42,869
ASM Pacific Technology Ltd.	1M STIB LIBOR	MS & Co. Int. PLC	05/15/20	939		(11,853)	—	(11,853)
Automatic Data Processing, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	41		(372)	—	(372)
Bandwidth, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	124		(100)	—	(100)
BE Semiconductor Industries NV	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	106		3,833	—	3,833
Bolsas y Mercados Espanoles SHMSF SA	0.450	MS & Co. Int. PLC	07/07/21	1		737	—	737
Caesars Entertainment Corp.	1.550	MS & Co. Int. PLC	02/02/21	17		1,650	—	1,650
Ceridian HCM Holding, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	46		(74)	—	(74)
Charter Communications, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	102		195	—	195
Consumer Discretionary Select Sector SPDR ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	180		1,683	—	1,683
CoStar Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	274		1,481	—	1,481
EI Group PLC	0.710	MS & Co. Int. PLC	09/15/21	94		4,715	—	4,715
Eldorado Resorts, Inc.	(1.550)	MS & Co. Int. PLC	02/02/21	2		(1,437)	—	(1,437)
EPAM Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	235		(750)	—	(750)
Equifax, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	480		59	—	59
Exlservice Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	389		6,087	—	6,087
Experian PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	242		(834)	—	(834)
Facebook, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	224		(19,687)	—	(19,687)
FleetCor Technologies, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	809		31,842	—	31,842
Flex Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	70		(1,416)	—	(1,416)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Flutter Entertainments PLC	(0.710)%	MS & Co. Int. PLC	09/15/21	$1	$5,220	$—	$5,220
FormFactor, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	49	(2,491)	—	(2,491)
Global Payments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,569	10,511	3,049	7,462
GoDaddy, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	325	(22,571)	—	(22,571)
HubSpot, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	83	(808)	—	(808)
Huron Consulting Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	23	(1,416)	—	(1,416)
Intuit, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	63	1,648	—	1,648
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,153	6,579	—	6,579
iShares Core S&P Small-Capital ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	747	35,479	—	35,479
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,155	(7,440)	—	(7,440)
iShares Northe America Tech-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	111	7,531	—	7,531
iShares PHLX Semiconductor ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,071	105,322	—	105,322
iShares Russell 2000 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,000	34,687	—	34,687
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	638	14,084	—	14,084
iShares S&P NA Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,625	8,962	—	8,962
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	50	2,631	—	2,631
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	467	17,460	—	17,460
iShares U.S. Technology ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	414	2,443	—	2,443
Marvell Technology Group Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	540	(54,407)	—	(54,407)
Mastercard, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	359	1,658	—	1,658
MediaTek, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	323	(26,550)	—	(26,550)
Microsoft Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	84	3,569	—	3,569
PayPal Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	513	(4,671)	—	(4,671)
PureFunds ISE Cyber	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	637	20,143	—	20,144
PureFunds ISE Cyber.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	150	4,749	—	4,749
Qualcomm, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	102	(3,255)	—	(3,255)
Realtek Semiconductor	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	99	(5,444)	—	(5,444)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Renesas Electronics Corp.	1M JPY LIBOR	MS & Co. Int. PLC	05/15/20	$18,730		$(23,149)	$—	$(23,149)
S&P 500 High Beta Total Return Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	875		49,360	—	49,360
S&P Global, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	108		6,039	—	6,039
Salesforce.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	326		2,009	—	2,009
ServiceNow, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	352		38,292	—	38,292
SK Hynix, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	197		(20,552)	—	(20,552)
SPDR S&P 500 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	74		1,518	—	1,518
SPDR S&P MidCap 400 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	501		16,971	—	16,971
Splunk, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	129		(730)	—	(730)
TransUnion	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	383		(255)	—	(255)
TriNet Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	510		(3,232)	—	(3,232)
Trupanion, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	16		20	—	20
U.S Mszzmomo	1M USD LIBOR	MS & Co. Int. PLC	01/29/21	766		1,155,173	1,292,312	(137,139)
Vanguard Small-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,046		31,663	—	31,663
VeriSign, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	302		(5,350)	—	(5,350)
Visa, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	623		(3,044)	—	(3,044)
WEX, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	783		(14,987)	—	(14,987)
3M Co.	(1.569)%	UBS AG (London)	12/14/20	1		3,926	—	3,926
A.P. Moller - Maersk A/S(0.570)	0.570	UBS AG (London)	12/14/20	—	*	(5,484)	—	(5,484)
ABCAM	0.675	UBS AG (London)	12/14/20	4		419	—	419
Accor SA	(0.566)	UBS AG (London)	12/14/20	8		2,796	—	2,796
Acs Actividades De Construccion Y Servicios SA	0.566	UBS AG (London)	03/29/21	9		(13,755)	—	(13,755)
Adobe, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(243)	—	(243)
Advanced Micro Devices, Inc.	1.662	UBS AG (London)	12/14/20	2		(1,137)	—	(1,137)
Advantech Co. Ltd.	1.662	UBS AG (London)	12/14/20	11		(10,502)	—	(10,502)
Agree Realty Corp.	1.662	UBS AG (London)	12/14/20	2		819	—	819
Air Products & Chemicals, Inc.	1.662	UBS AG (London)	12/14/20	—	*	1,152	—	1,152
Air Water, Inc.	(0.084)	UBS AG (London)	12/11/20	14		3,381	—	3,381
Airbus SE	(0.566)	UBS AG (London)	12/14/20	2		7,900	—	7,900
Aisin SEiki Co. Ltd.	0.084	UBS AG (London)	12/11/20	9		(3,920)	—	(3,920)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Alaska Air Group, Inc.	1.662%	UBS AG (London)	12/14/20	$3		$(7,109)	$—	$(7,109)
Alibaba Pictures Group Ltd.	(2.237)	UBS AG (London)	12/14/20	342		2,311	—	2,311
Alumina Ltd.	(0.800)	UBS AG (London)	12/14/20	191		12,511	—	12,511
Amazon.Com, Inc.	(1.569)	UBS AG (London)	12/14/20	—	*	(18,488)	—	(18,488)
Ametek, Inc.	1.662	UBS AG (London)	12/14/20	3		(6,472)	—	(6,472)
AMP Ltd.	(0.800)	UBS AG (London)	12/14/20	180		6,419	—	6,419
Amplifon SpA	0.566	UBS AG (London)	12/14/20	11		(14,689)	—	(14,689)
Anheuser-Busch Inbev	(0.568)	UBS AG (London)	12/14/20	1		308	—	308
Anhui Conch Cement Co. Ltd.	2.237	UBS AG (London)	12/14/20	9		(4,108)	—	(4,108)
Aristocrat Leisure Ltd.	0.800	UBS AG (London)	12/14/20	14		(4,073)	—	(4,073)
Arkema	0.566	UBS AG (London)	12/14/20	3		(9,973)	—	(9,973)
Asahi Group Holdings Ltd.	0.084	UBS AG (London)	12/11/20	6		326	—	326
Asahi Kasei Corp.	0.080	UBS AG (London)	12/11/20	4		(521)	—	(521)
Ascendis Pharma A/S ADR	1.662	UBS AG (London)	12/14/20	—	*	(406)	—	(406)
Asgn, Inc.	1.662	UBS AG (London)	12/14/20	3		(5,144)	—	(5,144)
Ashland Global Holdings, Inc.	(1.569)	UBS AG (London)	12/14/20	3		8,552	—	8,552
Ashtead Group PLC	0.675	UBS AG (London)	12/14/20	10		(12,967)	—	(12,967)
ASM International NV	0.566	UBS AG (London)	12/14/20	2		(18,643)	—	(18,643)
ASM Pacific Technology Ltd.	(2.237)	UBS AG (London)	12/14/20	23		22,488	—	22,488
Asos PLC	(0.675)	UBS AG (London)	12/14/20	7		(6,495)	—	(6,495)
Astellas Pharma, Inc.	0.084	UBS AG (London)	12/11/20	19		4,286	—	4,286
Asustek Computer, Inc.	1.662	UBS AG (London)	12/14/20	39		(19,854)	—	(19,854)
Atlas Arteria	(0.800)	UBS AG (London)	12/14/20	53		6,281	—	6,281
Atmos Energy Corp.	1.662	UBS AG (London)	12/14/20	1		444	—	444
Atos SE	(0.566)	UBS AG (London)	12/14/20	3		8,126	—	8,126
Au Optronics Corp.	(1.662)	UBS AG (London)	12/14/20	1,001		20,253	—	20,253
Avalara, Inc.	(1.569)	UBS AG (London)	12/14/20	1		(190)	—	(190)
Axfood AB	0.003	UBS AG (London)	12/14/20	15		(1,948)	—	(1,948)
Axon Enterprise, Inc.	(1.569)	UBS AG (London)	12/14/20	3		9,678	—	9,678
Bank Of Kyoto Ltd.	(0.084)	UBS AG (London)	12/11/20	7		9,331	—	9,331
Bank Ozk Co.	1.662	UBS AG (London)	12/14/20	8		(657)	—	(657)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Beach Energy Ltd.	0.800%	UBS AG (London)	12/14/20	$170		$3,804	$—	$3,804
Belimo Holding AG	0.779	UBS AG (London)	12/14/20	—	*	694	—	694
Berkeley Group Hldgs PLC	(0.675)	UBS AG (London)	12/14/20	2		(2,376)	—	(2,376)
BHP Group PLC	0.675	UBS AG (London)	12/14/20	14		(8,713)	—	(8,713)
BIO Rad Laboratories, Inc.	1.662	UBS AG (London)	12/14/20	1		(5,444)	—	(5,444)
Blueprint Medicines Corp.	1.662	UBS AG (London)	12/14/20	1		(2,930)	—	(2,930)
BOC Aviation Ltd.	(2.237)	UBS AG (London)	12/14/20	44		(1,843)	—	(1,843)
Booz Allen Hamilton Holding Corp.	1.662	UBS AG (London)	12/14/20	3		(640)	—	(640)
BorgWarner, Inc.	1.662	UBS AG (London)	12/14/20	3		(2,747)	—	(2,747)
Boskalis Westminster NV	(0.566)	UBS AG (London)	12/14/20	2		1,356	—	1,356
Boston Scientific Corp.	(1.569)	UBS AG (London)	12/14/20	5		10,552	—	10,552
Brembo SpA	(0.566)	UBS AG (London)	12/14/20	18		4,948	—	4,948
Bright Horizons Family Solutions, Inc.	1.662	UBS AG (London)	12/14/20	2		1,733	—	1,733
Bristol-Myers Squibb Co.	(1.569)	UBS AG (London)	12/14/20	3		1,648	—	1,648
British American Tobacco PLC	0.675	UBS AG (London)	12/14/20	6		3,868	—	3,868
Brother Industries Ltd.	0.084	UBS AG (London)	12/11/20	17		(19,586)	—	(19,586)
Bruker Corp.	1.662	UBS AG (London)	12/14/20	1		(2,717)	—	(2,717)
Brunswick Corp.	(1.569)	UBS AG (London)	12/14/20	3		329	—	329
Bucher Industries AG	0.779	UBS AG (London)	12/14/20	1		(4,015)	—	(4,015)
Bunge Ltd.	(1.569)	UBS AG (London)	12/14/20	4		(5,510)	—	(5,510)
Burlington Stores, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(2,777)	—	(2,777)
BWX Technologies, Inc.	(1.569)	UBS AG (London)	12/14/20	1		970	—	970
Byd Co. Ltd.	(2.237)	UBS AG (London)	12/14/20	56		20,282	—	20,282
Campbell Soup Co.	(1.569)	UBS AG (London)	12/14/20	5		(2,638)	—	(2,638)
Cantel Medical Corp.	1.662	UBS AG (London)	12/14/20	1		(3,471)	—	(3,471)
Capita PLC	(0.675)	UBS AG (London)	12/14/20	146		5,748	—	5,748
Capitaland Commercial Trust	(1.600)	UBS AG (London)	12/11/20	136		(636)	—	(636)
Capri Holdings Ltd.	(1.569)	UBS AG (London)	12/14/20	5		10,519	—	10,519
Cardinal Health, Inc.	(1.569)	UBS AG (London)	12/14/20	2		4,386	—	4,386
Cargurus, Inc.	1.662	UBS AG (London)	12/14/20	4		(531)	—	(531)
Carl Zeiss Meditec AG	0.566	UBS AG (London)	12/14/20	3		(19,967)	—	(19,967)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Carlisle Cos., Inc.	1.662%	UBS AG (London)	12/14/20	$2	$(843)	$—	$(843)
Carrefour SA	(0.566)	UBS AG (London)	12/14/20	18	3,662	—	3,662
Carvana Co.	(1.569)	UBS AG (London)	12/14/20	1	1,918	—	1,918
Caterpillar, Inc.	(1.569)	UBS AG (London)	12/14/20	1	4,318	—	4,318
Cathay Financial Holding Co.	1.662	UBS AG (London)	12/14/20	221	(21,993)	—	(21,993)
CDW Corp.	1.662	UBS AG (London)	12/14/20	1	(2,282)	—	(2,282)
Celanese Corp.	1.662	UBS AG (London)	12/14/20	1	(9,262)	—	(9,262)
Cellnex Telecom SA	(0.566)	UBS AG (London)	03/29/21	6	(8,638)	—	(8,638)
Centerstate Bank Corp.	(1.569)	UBS AG (London)	12/14/20	7	1,741	—	1,741
Central Japan Railway Corp.	0.084	UBS AG (London)	12/11/20	1	(7,065)	—	(7,065)
China International Capital Corp. Ltd.	(2.237)	UBS AG (London)	12/14/20	172	17,857	—	17,857
China Jinmao Holdings Group	(2.237)	UBS AG (London)	12/14/20	198	5,197	—	5,197
China Lesso Group Holdings Ltd.	2.237	UBS AG (London)	12/14/20	184	(15,409)	—	(15,409)
China Medical System Holding	2.237	UBS AG (London)	12/14/20	99	(9,396)	—	(9,396)
China Merchants Port Holdings Co. Ltd.	(2.237)	UBS AG (London)	12/14/20	22	2,000	—	2,000
China Mobile Ltd.	(2.237)	UBS AG (London)	12/14/20	11	5,425	—	5,425
China Petroleum & Chem Corp.	2.237	UBS AG (London)	12/14/20	404	(12,766)	—	(12,766)
China Resources Beer Holdings	2.237	UBS AG (London)	12/14/20	60	(12,478)	—	(12,478)
China Shenhua Energy Co. Ltd.	2.237	UBS AG (London)	12/14/20	131	(8,569)	—	(8,569)
China Steel Corp.	(1.662)	UBS AG (London)	12/14/20	366	14,778	—	14,778
Chugoku Electric Power Co.	(0.084)	UBS AG (London)	12/11/20	21	(4,139)	—	(4,139)
Ciena Corp.	1.662	UBS AG (London)	12/14/20	2	(3,403)	—	(3,403)
Cit Group, Inc.	1.662	UBS AG (London)	12/14/20	2	(1,711)	—	(1,711)
Clorox Co.	(1.569)	UBS AG (London)	12/14/20	1	(3,902)	—	(3,902)
Coca-Cola Bottlers Japan Holding	(0.084)	UBS AG (London)	12/11/20	13	(5,097)	—	(5,097)
Coca-Cola Co.	(1.569)	UBS AG (London)	12/14/20	4	(4,954)	—	(4,954)
Coca-Cola European Partners	1.662	UBS AG (London)	12/14/20	4	(768)	—	(768)
Cognex Corp.	(1.569)	UBS AG (London)	12/14/20	4	11,907	—	11,907
Coherent, Inc.	(1.569)	UBS AG (London)	12/14/20	1	9,628	—	9,628
Comerica, Inc.	1.662	UBS AG (London)	12/14/20	3	(2,232)	—	(2,232)
Community Bank System, Inc.	(1.569)	UBS AG (London)	12/14/20	3	654	—	654

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Concho Resources, Inc.	(1.569)%	UBS AG (London)	12/14/20	$1		$2,319	$—	$2,319
Concordia Financial Group	0.080	UBS AG (London)	12/11/20	23		(1,246)	—	(1,246)
Cornerstone Ondemand, Inc.	1.662	UBS AG (London)	12/14/20	3		(2,476)	—	(2,476)
Coway Co. Ltd.	1.662	UBS AG (London)	12/14/20	4		(5,430)	—	(5,430)
Cracker Barrel Old Ctry Stor	(1.569)	UBS AG (London)	12/14/20	1		1,620	—	1,620
Crispr Therapeutics AG	1.662	UBS AG (London)	12/14/20	1		(2,790)	—	(2,790)
Crown Resorts Ltd.	(0.800)	UBS AG (London)	12/14/20	7		182	—	182
Curtiss-Wright Corp.	1.662	UBS AG (London)	12/14/20	1		(4,573)	—	(4,573)
D.R. Horton, Inc.	1.662	UBS AG (London)	12/14/20	4		(6,291)	—	(6,291)
Daelim Industrial Co. Ltd.	1.662	UBS AG (London)	12/14/20	4		(14,195)	—	(14,195)
Daito Trust Construction Co.	0.084	UBS AG (London)	12/11/20	2		(4,303)	—	(4,303)
Darling Ingredients, Inc.	(1.569)	UBS AG (London)	12/14/20	2		3,908	—	3,908
Dart Group PLC	0.683	UBS AG (London)	12/14/20	6		(1,188)	—	(1,188)
Davide Campari-Milano SpA	(0.566)	UBS AG (London)	12/14/20	20		2,264	—	2,264
Db Insurance Co. Ltd.	1.662	UBS AG (London)	12/14/20	3		(3,371)	—	(3,371)
Deere & Co.	(1.569)	UBS AG (London)	12/14/20	2		982	—	982
Deutsche Bank AG	(0.566)	UBS AG (London)	12/14/20	15		(4,993)	—	(4,993)
Deutsche Wohnen SE	(0.566)	UBS AG (London)	12/14/20	1		2	—	2
Dexcom, Inc.	1.662	UBS AG (London)	12/14/20	—	*	608	—	608
Dialog Semiconductor PLC	0.566	UBS AG (London)	12/14/20	6		(9,735)	—	(9,735)
DKSH Holding AG	(0.779)	UBS AG (London)	12/14/20	4		14,392	—	14,392
Dolby Laboratories, Inc.	1.662	UBS AG (London)	12/14/20	4		1,767	—	1,767
Dollar Tree, Inc.	(1.569)	UBS AG (London)	12/14/20	2		(2,179)	—	(2,179)
Dominion Energy, Inc.	(1.569)	UBS AG (London)	12/14/20	3		(1,158)	—	(1,158)
Domino’s Pizza Enterprises Ltd.	(0.800)	UBS AG (London)	12/14/20	6		5,888	—	5,888
Dropbox, Inc.	1.662	UBS AG (London)	12/14/20	6		405	—	405
Dufry AG	0.779	UBS AG (London)	12/14/20	3		(7,147)	—	(7,147)
East West Bancorp, Inc.	1.662	UBS AG (London)	12/14/20	5		(7,237)	—	(7,237)
EasyJet PLC	(0.675)	UBS AG (London)	12/14/20	13		(154)	—	(154)
Eclat Textile Co. Ltd.	1.662	UBS AG (London)	12/14/20	25		(16,877)	—	(16,877)
Edison International	(1.569)	UBS AG (London)	12/14/20	2		(571)	—	(571)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Elastic NV	(1.569)%	UBS AG (London)	12/14/20	$2		$2,307	$—	$2,307
Electricite de France SA	(0.566)	UBS AG (London)	12/14/20	1		127	—	127
Electrolux AB	(0.005)	UBS AG (London)	12/14/20	5		3,002	—	3,002
Elekta AB Class B	(0.003)	UBS AG (London)	12/14/20	25		3,454	—	3,454
Eli Lilly & Co.	(1.569)	UBS AG (London)	12/14/20	1		420	—	420
Encompass Health Corp.	(1.569)	UBS AG (London)	12/14/20	3		(636)	—	(636)
Entergy Corp	(1.569)	UBS AG (London)	12/14/20	—	*	(275)	—	(275)
Eog Resources, Inc.	1.662	UBS AG (London)	12/14/20	2		(4,321)	—	(4,321)
Epam Systems, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(1,548)	—	(1,548)
Equifax, Inc.	(1.569)	UBS AG (London)	12/14/20	2		7,245	—	7,245
Euronet Worldwide, Inc.	1.662	UBS AG (London)	12/14/20	1		(7,580)	—	(7,580)
Evolution Gaming Group AB	0.003	UBS AG (London)	12/14/20	11		(6,476)	—	(6,476)
Evraz PLC	0.675	UBS AG (London)	12/14/20	65		(10,748)	—	(10,748)
Expeditors International Wash, Inc.	1.662	UBS AG (London)	12/14/20	1		(807)	—	(807)
Exponent, Inc.	1.662	UBS AG (London)	12/14/20	1		(221)	—	(221)
Fair Isaac Corp.	1.662	UBS AG (London)	12/14/20	—	*	(1,037)	—	(1,037)
Familymart Uny Holdings Co.	(0.084)	UBS AG (London)	12/11/20	9		1,038	—	1,038
Faurecia SA	0.566	UBS AG (London)	12/14/20	6		(3,967)	—	(3,967)
Fedex Corp.	(1.569)	UBS AG (London)	12/14/20	1		3,636	—	3,636
Feng Tay Entrprise Co. Ltd.	1.662	UBS AG (London)	12/14/20	54		(18,965)	—	(18,965)
Ferrovial SA	(0.566)	UBS AG (London)	03/29/21	—	*	72	—	72
Fevertree Drinks PLC	0.675	UBS AG (London)	12/14/20	6		(3,684)	—	(3,684)
Fiat Chrysler Automobiles NV	(0.566)	UBS AG (London)	12/14/20	8		2,730	—	2,730
Fielmann AG	0.566	UBS AG (London)	12/14/20	1		(44)	—	(44)
First Financial Bankshares, Inc.	(1.569)	UBS AG (London)	12/14/20	7		1,493	—	1,493
Flex Ltd.	(1.569)	UBS AG (London)	12/14/20	16		(1,021)	—	(1,021)
Flight Centre Travel Group	(0.800)	UBS AG (London)	12/14/20	8		8,763	—	8,763
Floor & Decor Holdings, Inc.	1.662	UBS AG (London)	12/14/20	2		(2,428)	—	(2,428)
Ford Motor Co.	(1.569)	UBS AG (London)	12/14/20	26		(4,044)	—	(4,044)
Formosa Chemical & Fiber	(1.662)	UBS AG (London)	12/14/20	63		9,525	—	9,525

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Fortive Corp.	(1.569)%	UBS AG (London)	12/14/20	$1		$287	$—	$287
Foxconn Technology Co. Ltd.	(1.662)	UBS AG (London)	12/14/20	31		6,629	—	6,629
Fuji Electric Co. Ltd.	0.084	UBS AG (London)	12/11/20	10		(9,279)	—	(9,279)
G4S PLC	(0.675)	UBS AG (London)	12/14/20	121		9,408	—	9,408
Gardner Denver Holdings, Inc.	(1.569)	UBS AG (London)	12/14/20	6		4,853	—	4,853
Garmin Ltd.	1.662	UBS AG (London)	12/14/20	1		(2,929)	—	(2,929)
Gea Group AG	(0.568)	UBS AG (London)	12/14/20	5		3,680	—	3,680
Geely Automobile Holdings Ltd.	2.237	UBS AG (London)	12/14/20	157		(15,158)	—	(15,158)
Generac Holdings, Inc.	(1.569)	UBS AG (London)	12/14/20	1		7,072	—	7,072
Genpact Ltd.	1.662	UBS AG (London)	12/14/20	6		(1,199)	—	(1,199)
Getinge AB Class B	(0.003)	UBS AG (London)	12/14/20	18		33,519	—	33,519
Glacier Bancorp, Inc.	(1.569)	UBS AG (London)	12/14/20	4		204	—	204
Globant SA	1.662	UBS AG (London)	12/14/20	2		(6,699)	—	(6,699)
Globus Medical, Inc.	1.662	UBS AG (London)	12/14/20	4		(3,606)	—	(3,606)
GN Store Nord A/S	0.570	UBS AG (London)	12/14/20	5		(8,352)	—	(8,352)
Goldwin, Inc.	(0.084)	UBS AG (London)	12/11/20	3		3,577	—	3,577
Goodyear Tire & Rubber Co.	(1.569)	UBS AG (London)	12/14/20	8		4,184	—	4,184
Greggs PLC	0.675	UBS AG (London)	12/14/20	9		(364)	—	(364)
Guardant Health, Inc.	(1.569)	UBS AG (London)	12/14/20	1		1,963	—	1,963
Guidewire Software, Inc.	(1.569)	UBS AG (London)	12/14/20	1		(1,375)	—	(1,375)
Hana Financial Holdings	1.662	UBS AG (London)	12/14/20	9		(3,712)	—	(3,712)
Hang Lung Properties Ltd.	(2.237)	UBS AG (London)	12/14/20	84		6,208	—	6,208
Hankook Tire Co. Ltd.	1.662	UBS AG (London)	12/14/20	11		(9,833)	—	(9,833)
Hanmi Pharm Co. Ltd.	(1.662)	UBS AG (London)	12/14/20	1		13,802	—	13,802
Hanon Systems	(1.662)	UBS AG (London)	12/14/20	17		8,069	—	8,069
Hasbro, Inc.	(1.569)	UBS AG (London)	12/14/20	2		3,191	—	3,191
Hengan International Group	(2.237)	UBS AG (London)	12/14/20	18		7,796	—	7,796
Hexpol AB	0.005	UBS AG (London)	12/14/20	12		(3,624)	—	(3,624)
Hikma Pharmaceuticals PLC	0.675	UBS AG (London)	12/14/20	10		(7,805)	—	(7,805)
Hillenbrand, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(65)	—	(65)
Hitachi Metals Ltd.	(0.084)	UBS AG (London)	12/11/20	11		4,247	—	4,247

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Hochtief AG	0.566%	UBS AG (London)	12/14/20	$3		$(10,147)	$—	$(10,147)
Homeserve PLC	0.675	UBS AG (London)	12/14/20	19		(1,781)	—	(1,781)
Hormel Foods Corp.	(1.569)	UBS AG (London)	12/14/20	3		(616)	—	(616)
Hotai Motor Co. Ltd.	(1.662)	UBS AG (London)	12/14/20	13		39,291	—	39,291
Howden Joinery Group PLC	0.675	UBS AG (London)	12/14/20	41		7,284	—	7,284
Hua Hong Semiconductor	(2.237)	UBS AG (London)	12/14/20	115		33,033	—	33,033
Hua Nan Financial Holding Co.	(1.662)	UBS AG (London)	12/14/20	55		1,996	—	1,996
Hugo Boss AG	(0.566)	UBS AG (London)	12/14/20	6		6,717	—	6,717
Husqvarna AB	(0.003)	UBS AG (London)	12/14/20	23		6,540	—	6,540
Hyundai Engneering & Construction Co.	1.662	UBS AG (London)	12/14/20	8		(14,658)	—	(14,658)
Hyundai Glovis Co. Ltd.	1.662	UBS AG (London)	12/14/20	2		(6,333)	—	(6,333)
Hyundai Mobis Co. Ltd.	1.662	UBS AG (London)	12/14/20	1		(13,096)	—	(13,096)
Iberiabank Corp.	1.662	UBS AG (London)	12/14/20	3		(2,001)	—	(2,001)
Ibiden Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	12		11,672	—	11,672
Icu Medical, Inc.	(1.569)	UBS AG (London)	12/14/20	—	*	1,019	—	1,019
IDEXX Laboratories, Inc.	1.662	UBS AG (London)	12/14/20	1		(9,069)	—	(9,069)
IDP Education Ltd.	0.800	UBS AG (London)	12/14/20	14		(16,931)	—	(16,931)
Imi PLC	0.675	UBS AG (London)	12/14/20	15		(5,224)	—	(5,224)
Industria De Diseno Textile SA	0.566	UBS AG (London)	03/29/21	9		(4,868)	—	(4,868)
Infineon Technologies AG	(0.566)	UBS AG (London)	12/14/20	11		16,063	—	16,063
Ingenico Group	0.566	UBS AG (London)	12/14/20	3		(1,169)	—	(1,169)
Ingevity Corp.	1.662	UBS AG (London)	12/14/20	2		(9,121)	—	(9,121)
Inmobiliaria Colonial	0.568	UBS AG (London)	03/29/21	4		312	—	312
Innolux Corp.	(1.662)	UBS AG (London)	12/14/20	713		17,193	—	17,193
Inphi Corp.	1.662	UBS AG (London)	12/14/20	1		(2,747)	—	(2,747)
Insperity, Inc.	1.662	UBS AG (London)	12/14/20	3		(5,609)	—	(5,609)
Insurance Australia Group Ltd.	(0.800)	UBS AG (London)	12/14/20	35		4,909	—	4,909
International Business Machines Corp.	(1.569)	UBS AG (London)	12/14/20	1		(7,957)	—	(7,957)
International Flavors & Fragrances, Inc.	(1.569)	UBS AG (London)	12/14/20	2		5,624	—	5,624
Intertek Group PLC	0.675	UBS AG (London)	12/14/20	5		(13,458)	—	(13,458)
Intl Paper Co.	(1.569)	UBS AG (London)	12/14/20	1		2,769	—	2,769

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Ipsen SA	0.566%	UBS AG (London)	12/14/20	$4		$426	$—	$426
Iqvia Holdings, Inc.	1.662	UBS AG (London)	12/14/20	1		(1,855)	—	(1,855)
Isetan Mitsukoshi Holdings	(0.084)	UBS AG (London)	12/11/20	35		9,106	—	9,106
Iss A/S	(0.570)	UBS AG (London)	12/14/20	13		7,768	—	7,768
Itron, Inc.	1.662	UBS AG (London)	12/14/20	1		(3,463)	—	(3,463)
IWG PLC	(0.675)	UBS AG (London)	12/14/20	7		(433)	—	(433)
J Front Retailing Co. Ltd.	0.084	UBS AG (London)	12/11/20	22		(6,650)	—	(6,650)
James Hardie Industries PLC	0.800	UBS AG (London)	12/14/20	14		(7,291)	—	(7,291)
Japan Tobacco, Inc.	0.084	UBS AG (London)	12/11/20	13		3,734	—	3,734
JD Sports Fashion PLC	0.675	UBS AG (London)	12/14/20	20		9	—	9
Johnson Controls International PLC	(1.569)	UBS AG (London)	12/14/20	5		4,041	—	4,041
Juniper Networks, Inc.	(1.569)	UBS AG (London)	12/14/20	3		(501)	—	(501)
Kakao Corp.	1.662	UBS AG (London)	12/14/20	1		(7,756)	—	(7,756)
Kangwon Land, Inc.	(1.662)	UBS AG (London)	12/14/20	4		762	—	762
Kansai Electric Power Co.	0.084	UBS AG (London)	12/11/20	15		801	—	801
Kansai Paint Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	12		3,800	—	3,800
Keihan Holdings Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	7		5,495	—	5,495
Kering	0.568	UBS AG (London)	12/14/20	—	*	(2,481)	—	(2,481)
Keysight Technologies, Inc.	1.662	UBS AG (London)	12/14/20	2		(5,259)	—	(5,259)
Kingfisher PLC	(0.675)	UBS AG (London)	12/14/20	116		2,281	—	2,281
Kion Group Gmbh	0.566	UBS AG (London)	12/14/20	1		(491)	—	(491)
Kirby Corp.	(1.569)	UBS AG (London)	12/14/20	3		34,542	—	34,542
Kohl’s Corp.	(1.569)	UBS AG (London)	12/14/20	4		8,444	—	8,444
Koninklijke Ahold Delhaize	0.566	UBS AG (London)	12/14/20	14		(3,548)	—	(3,548)
Koninklijke Philips NV	(0.566)	UBS AG (London)	12/14/20	4		5,956	—	5,956
Korian SA	(0.566)	UBS AG (London)	12/14/20	5		6,089	—	6,089
L Brands, Inc.	(1.569)	UBS AG (London)	12/14/20	3		200	—	200
L’Oreal SA	0.568	UBS AG (London)	12/14/20	—	*	(2,534)	—	(2,534)
Landstar System, Inc.	1.662	UBS AG (London)	12/14/20	2		3,865	—	3,865
Lanxess AG	(0.568)	UBS AG (London)	12/14/20	3		1,280	—	1,280
Largan Precision Co. Ltd.	1.662	UBS AG (London)	12/14/20	2		(21,318)	—	(21,318)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Lauder (Estee) Cos., Inc. Class A	1.662%	UBS AG (London)	12/14/20	$1		$(3,371)	$—	$(3,371)
LendingTree, Inc.	(1.569)	UBS AG (London)	12/14/20	—	*	(85)	—	(85)
Leroy Seafood Group ASA	1.470	UBS AG (London)	12/14/20	13		(1,027)	—	(1,027)
LG Chemical Ltd.	(1.662)	UBS AG (London)	12/14/20	1		584	—	584
LG Display Co. Ltd.	(1.662)	UBS AG (London)	12/14/20	26		(2,424)	—	(2,424)
Lg Electronics, Inc.	1.662	UBS AG (London)	12/14/20	6		(10,777)	—	(10,777)
LG Household & Healthcare	1.662	UBS AG (London)	12/14/20	—	*	(11,122)	—	(11,122)
LHC Group, Inc.	(1.569)	UBS AG (London)	12/14/20	2		3,214	—	3,214
Li Ning Co. Ltd.	2.237	UBS AG (London)	12/14/20	107		(22,029)	—	(22,029)
Liberty Global PLC	(1.569)	UBS AG (London)	12/14/20	5		412	—	412
Lithia Motors, Inc. Class A	1.662	UBS AG (London)	12/14/20	—	*	(2,620)	—	(2,620)
Littelfuse, Inc.	(1.569)	UBS AG (London)	12/14/20	1		4,792	—	4,792
Liveramp Holdings, Inc.	(1.569)	UBS AG (London)	12/14/20	4		6,838	—	6,838
Longfor Group Holdings Ltd.	(2.237)	UBS AG (London)	12/14/20	37		5,052	—	5,052
Lonza Group AG	(0.779)	UBS AG (London)	12/14/20	1		3,614	—	3,614
Loomis AB	0.003	UBS AG (London)	12/14/20	1		(1,398)	—	(1,398)
Louisiana-Pacific Corp.	(1.569)	UBS AG (London)	12/14/20	4		1,919	—	1,919
M3, Inc.	0.084	UBS AG (London)	12/11/20	2		(1,460)	—	(1,460)
Macy’s, Inc.	(1.569)	UBS AG (London)	12/14/20	4		(3,358)	—	(3,358)
Madden Steven Ltd.	1.662	UBS AG (London)	12/14/20	2		(3,858)	—	(3,858)
Madison Square Garden Co.	(1.569)	UBS AG (London)	12/14/20	1		1,383	—	1,383
Manhattan Associates, Inc.	1.662	UBS AG (London)	12/14/20	1		(1,332)	—	(1,332)
Mapfre	(0.566)	UBS AG (London)	03/29/21	102		6,150	—	6,150
Marathon Petroleum Corp.	1.662	UBS AG (London)	12/14/20	4		3,309	—	3,309
Marks & Spencer Group PLC	(0.675)	UBS AG (London)	12/14/20	127		(1,625)	—	(1,625)
Marriott International, Inc.	(1.569)	UBS AG (London)	12/14/20	2		4,017	—	4,017
Marriott Vacations Worldwide	1.662	UBS AG (London)	12/14/20	1		(2,859)	—	(2,859)
Martin Marietta Materials	1.662	UBS AG (London)	12/14/20	1		2,801	—	2,801
Marvell Technology Group Ltd.	(1.569)	UBS AG (London)	12/14/20	9		8,877	—	8,877
Mastec, Inc.	1.662	UBS AG (London)	12/14/20	2		(746)	—	(746)
Mazda Motor Corp.	0.084	UBS AG (London)	12/11/20	32		(7,681)	—	(7,681)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mcdonald’S Holdings Co. Japan Ltd.	(0.084)%	UBS AG (London)	12/11/20	$6		$(1,624)	$—	$(1,624)
MDU Resources Group, Inc.	1.662	UBS AG (London)	12/14/20	8		1,440	—	1,440
Medibank Private Ltd.	(0.800)	UBS AG (London)	12/14/20	28		2,185	—	2,185
Meggitt PLC	0.675	UBS AG (London)	12/14/20	38		1,256	—	1,256
Melco International Development Ltd.	2.237	UBS AG (London)	12/14/20	121		(12,925)	—	(12,925)
Mettler-Toledo International, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(2,873)	—	(2,873)
Mirati Therapeutics, Inc.	1.662	UBS AG (London)	12/14/20	1		(872)	—	(872)
Mitsubishi Chemical Hldgs Co.	0.084	UBS AG (London)	12/11/20	39		(5,811)	—	(5,811)
Mitsubishi Motors Corp.	(0.084)	UBS AG (London)	12/11/20	69		4,593	—	4,593
MKS Instruments, Inc.	(1.569)	UBS AG (London)	12/14/20	1		7,766	—	7,766
Mohawk Industries, Inc.	(1.569)	UBS AG (London)	12/14/20	1		4,936	—	4,936
Moncler SpA	0.566	UBS AG (London)	12/14/20	4		(6,115)	—	(6,115)
Monolithic Power Systems, Inc.	1.662	UBS AG (London)	12/14/20	1		(7,391)	—	(7,391)
MTU Aero Engines AG	0.566	UBS AG (London)	12/14/20	1		(8,369)	—	(8,369)
Nan Ya Plastics Corp.	(1.662)	UBS AG (London)	12/14/20	60		8,208	—	8,208
Nanya Technology Co. Ltd.	(1.662)	UBS AG (London)	12/14/20	117		37,281	—	37,281
National Australia BK	(0.800)	UBS AG (London)	12/14/20	16		5,453	—	5,453
National Grid	(0.675)	UBS AG (London)	12/14/20	24		(5,386)	—	(5,386)
National Instruments Corp.	1.662	UBS AG (London)	12/14/20	5		5,041	—	5,041
National Oilwell Varco, Inc.	(1.569)	UBS AG (London)	12/14/20	4		482	—	482
Ncsoft Corp.	(1.662)	UBS AG (London)	12/14/20	—	*	(490)	—	(490)
Nemetschek SE	0.566	UBS AG (London)	12/14/20	2		(5,723)	—	(5,723)
Neste Oyj	0.566	UBS AG (London)	12/14/20	7		2,713	—	2,713
Netflix, Inc.	1.662	UBS AG (London)	12/14/20	—	*	347	—	347
Newmarket Corp.	1.662	UBS AG (London)	12/14/20	—	*	(1,912)	—	(1,912)
Next PLC	0.675	UBS AG (London)	12/14/20	4		50	—	50
Nibe Industrier AB	0.003	UBS AG (London)	12/14/20	4		(1,709)	—	(1,709)
Nike, Inc.	1.662	UBS AG (London)	12/14/20	1		(4,820)	—	(4,820)
Nintendo Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	1		18,785	—	18,785
Nippon Paint Holdings Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	3		1,879	—	1,879
Nippon Television Holdings, Inc.	0.084	UBS AG (London)	12/11/20	25		(2,435)	—	(2,435)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Nisource, Inc.	(1.569)%	UBS AG (London)	12/14/20	$5		$(610)	$—	$(610)
Nissan Chemical Corp.	0.080	UBS AG (London)	12/11/20	6		(3,119)	—	(3,119)
Nissin Foods Holdings Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	1		546	—	546
Nokian Renkaat Oyj	(0.566)	UBS AG (London)	12/14/20	12		(18,445)	—	(18,445)
Nomura Holdings, Inc.	0.080	UBS AG (London)	12/11/20	8		(785)	—	(785)
Nomura Research Institute	0.084	UBS AG (London)	12/11/20	6		1,992	—	1,992
Nortonlifelock, Inc.	(1.569)	UBS AG (London)	12/14/20	7		(4,776)	—	(4,776)
O’Reilly Automotive, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(8,288)	—	(8,288)
Ocado Group PLC	(0.675)	UBS AG (London)	12/14/20	21		14,320	—	14,320
Oge Energy Corp.	1.662	UBS AG (London)	12/14/20	1		530	—	530
Oil Search Ltd.	(0.800)	UBS AG (London)	12/14/20	61		2,125	—	2,125
OJI Holdings Corp.	(0.084)	UBS AG (London)	12/11/20	34		(7,209)	—	(7,209)
Ollie’S Bargain Outlet Holdings	1.569	UBS AG (London)	12/14/20	2		7,292	—	7,292
Orix Corp.	0.084	UBS AG (London)	12/11/20	18		(4,718)	—	(4,718)
Orpea SA	(0.566)	UBS AG (London)	12/14/20	2		(3,621)	—	(3,621)
Otsuka Holdings Co. Ltd.	(0.080)	UBS AG (London)	12/11/20	6		1,004	—	1,004
Otsuka Shokai Co. Ltd.	0.084	UBS AG (London)	12/11/20	7		(3,376)	—	(3,376)
Outfront Media, Inc.	1.662	UBS AG (London)	12/14/20	4		(1,552)	—	(1,552)
Paccar, Inc.	1.662	UBS AG (London)	12/14/20	2		7,027	—	7,027
Pandora A/S	(0.570)	UBS AG (London)	12/14/20	2		1,872	—	1,872
Pegasystems, Inc.	(1.569)	UBS AG (London)	12/14/20	2		4,620	—	4,620
Penske Automotive Group, Inc.	1.662	UBS AG (London)	12/14/20	4		(6,883)	—	(6,883)
Peugeot SA	0.566	UBS AG (London)	12/14/20	13		(9,866)	—	(9,866)
Pigeon Corp.	0.084	UBS AG (London)	12/11/20	4		(1,111)	—	(1,111)
Pilgrim’S Pride Corp.	1.662	UBS AG (London)	12/14/20	5		(2,829)	—	(2,829)
Plastic Omnium SA	0.566	UBS AG (London)	12/14/20	12		(12,095)	—	(12,095)
Pool Corp.	1.662	UBS AG (London)	12/14/20	1		(4,594)	—	(4,594)
Posco	1.662	UBS AG (London)	12/14/20	2		(7,411)	—	(7,411)
Post Holdings, Inc.	(1.569)	UBS AG (London)	12/14/20	2		1,366	—	1,366
Pou Chen Corp.	1.662	UBS AG (London)	12/14/20	26		(3,627)	—	(3,627)
PRA Health Sciences, Inc.	1.662	UBS AG (London)	12/14/20	2		(3,930)	—	(3,930)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Prysmian Spa	(0.566)%	UBS AG (London)	12/14/20	$15		$13,366	$—	$13,366
Qantas Airways Ltd.	0.800	UBS AG (London)	12/14/20	69		(10,828)	—	(10,828)
Qiagen NV	(0.568)	UBS AG (London)	12/14/20	6		3,839	—	3,839
Qualys, Inc.	1.662	UBS AG (London)	12/14/20	3		(3,932)	—	(3,932)
Quanta Services, Inc.	1.662	UBS AG (London)	12/14/20	2		(1,974)	—	(1,974)
Qurate Retail, Inc.	(1.569)	UBS AG (London)	12/14/20	17		5,890	—	5,890
Rational AG	(0.566)	UBS AG (London)	12/14/20	—	*	(3,325)	—	(3,325)
Rayonier, Inc.	(1.569)	UBS AG (London)	12/14/20	7		6,948	—	6,948
Reckitt Benckiser Group PLC	(0.675)	UBS AG (London)	12/14/20	4		(3,415)	—	(3,415)
Recordati SpA	0.566	UBS AG (London)	12/14/20	1		(1,587)	—	(1,587)
Redrow PLC	0.675	UBS AG (London)	12/14/20	18		4,566	—	4,566
Remy Cointreau	(0.566)	UBS AG (London)	12/14/20	3		6,767	—	6,767
Ringcentral, Inc.	1.662	UBS AG (London)	12/14/20	—	*	850	—	850
Rolls-Royce Holdings PLC	(0.675)	UBS AG (London)	12/14/20	—	*	(10)	—	(10)
Ross Stores, Inc.	1.662	UBS AG (London)	12/14/20	2		(4,038)	—	(4,038)
Rotork PLC	0.675	UBS AG (London)	12/14/20	79		(6,136)	—	(6,136)
Royal Dutch Shell PLC	0.683	UBS AG (London)	12/14/20	2		(1,594)	—	(1,594)
Royal Mail Holdings	(0.675)	UBS AG (London)	12/14/20	37		1,785	—	1,785
Ryohin Keikaku Co. Ltd.	0.084	UBS AG (London)	12/11/20	16		(11,171)	—	(11,171)
S-Oil Corp.	(1.662)	UBS AG (London)	12/14/20	4		10,903	—	10,903
Sage Group PLC	(0.675)	UBS AG (London)	12/14/20	32		4,614	—	4,614
Salvatore Ferragamo SpA	(0.566)	UBS AG (London)	12/14/20	12		5,323	—	5,323
Samsung Biologics Co. Ltd.	(1.662)	UBS AG (London)	12/14/20	1		14,240	—	14,241
Samsung Heavy Industries Co.	(1.662)	UBS AG (London)	12/14/20	52		16,787	—	16,787
Sankyo Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	5		4,243	—	4,243
Sanofi	(0.566)	UBS AG (London)	12/14/20	4		4,057	—	4,057
Sbm Offshore NV	(0.568)	UBS AG (London)	12/14/20	6		324	—	324
Schneider Electric SE	0.566	UBS AG (London)	12/14/20	1		(2,945)	—	(2,945)
Scotts Miracle-Gro Co.	(1.569)	UBS AG (London)	12/14/20	2		(11,749)	—	(11,749)
Sealed Air Corp.	(1.569)	UBS AG (London)	12/14/20	1		2,038	—	2,038
Seb SA	(0.566)	UBS AG (London)	12/14/20	2		14,261	—	14,261

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Securitas AB	(0.003)%	UBS AG (London)	12/14/20	$7		$2,651	$—	$2,651
Sekisui Chemical Co. Ltd.	0.084	UBS AG (London)	12/11/20	21		(16,968)	—	(16,968)
Semiconductor MFG International Corp.	(2.237)	UBS AG (London)	12/14/20	177		33,132	—	33,132
SGS SA	(0.779)	UBS AG (London)	12/14/20	—	*	(330)	—	(330)
Sherwin-Williams Co.	1.662	UBS AG (London)	12/14/20	—		(11,228)	—	(11,228)
Shinsei Bank Ltd.	(0.084)	UBS AG (London)	12/11/20	18		525	—	525
Shiseido Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	4		6,273	—	6,273
Siemens Gamesa Renewable Energy SA	(0.566)	UBS AG (London)	03/29/21	20		26,440	—	26,440
Silicon Laboratories, Inc.	1.662	UBS AG (London)	12/14/20	2		(10,630)	—	(10,630)
Singapore Airlines Ltd.	(1.600)	UBS AG (London)	12/11/20	51		3,293	—	3,293
SiteOne Landscape Supply, Inc.	1.662	UBS AG (London)	12/14/20	2		(7,690)	—	(7,690)
Sk Hynix, Inc.	(1.662)	UBS AG (London)	12/14/20	4		19,910	—	19,910
Skanska AB	(0.003)	UBS AG (London)	12/14/20	13		903	—	903
Skyworks Solutions, Inc.	1.662	UBS AG (London)	12/14/20	2		(10,617)	—	(10,617)
Societe Bic SA	(0.566)	UBS AG (London)	12/14/20	5		(2,007)	—	(2,007)
Soitec SA	(0.566)	UBS AG (London)	12/14/20	3		9,220	—	9,220
Spectris PLC	(0.675)	UBS AG (London)	12/14/20	9		6,806	—	6,806
Splunk, Inc.	(1.569)	UBS AG (London)	12/14/20	2		621	—	621
Square Enix Holdings Co. Ltd.	(0.084)	UBS AG (London)	12/11/20	7		3,685	—	3,685
Standard Chartered Plc	0.683	UBS AG (London)	12/14/20	33		(6,196)	—	(6,196)
Stanley Black & Decker, Inc.	(1.569)	UBS AG (London)	12/14/20	2		5,422	—	5,422
Stericycle, Inc.	(1.569)	UBS AG (London)	12/14/20	3		2,392	—	2,392
Steris PLC	1.662	UBS AG (London)	12/14/20	2		(1,502)	—	(1,502)
Sun Art Retail Group Ltd.	(2.237)	UBS AG (London)	12/14/20	244		(1,487)	—	(1,487)
Swedish Match AB	0.003	UBS AG (London)	12/14/20	4		(4,251)	—	(4,251)
Swiss Life Holding	0.779	UBS AG (London)	12/14/20	1		(3,370)	—	(3,370)
SYNNEX Corp.	1.662	UBS AG (London)	12/14/20	2		735	—	735
Taiwan High Speed Rail Corp.	1.662	UBS AG (London)	12/14/20	255		(28,277)	—	(28,277)
Take-Two Interactive Software	1.662	UBS AG (London)	12/14/20	1		(892)	—	(892)
Tapestry, Inc.	(1.569)	UBS AG (London)	12/14/20	8		7,693	—	7,693

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Targa Resources Corp.	1.662%	UBS AG (London)	12/14/20	$5		$(1,907)	$—	$(1,907)
Taro Pharmaceutical Industries Ltd.	1.662	UBS AG (London)	12/14/20	—	*	(424)	—	(424)
Tate & Lyle PLC	0.675	UBS AG (London)	12/14/20	27		4,428	—	4,428
TechnipFMC PLC	0.566	UBS AG (London)	12/14/20	6		(5,917)	—	(5,917)
Teladoc, Inc.	(1.569)	UBS AG (London)	12/14/20	1		1,571	—	1,571
Telecom Italia SpA	0.568	UBS AG (London)	12/14/20	118		(2,940)	—	(2,940)
Telefonica Deutschland	0.566	UBS AG (London)	12/14/20	101		(8,143)	—	(8,143)
Telefonica SA	0.566	UBS AG (London)	03/29/21	6		(388)	—	(388)
Telstra Corp. Ltd.	(0.800)	UBS AG (London)	12/14/20	123		6,131	—	6,131
Tesco PLC	(0.675)	UBS AG (London)	12/14/20	11		(530)	—	(530)
Tesla Motors, Inc.	(1.569)	UBS AG (London)	12/14/20	—	*	(30,828)	—	(30,828)
Texas Roadhouse, Inc.	1.662	UBS AG (London)	12/14/20	4		(3,434)	—	(3,434)
TGS Nopec Geophysical Co. ASA	1.470	UBS AG (London)	12/14/20	12		(10,547)	—	(10,547)
Thales	(0.566)	UBS AG (London)	12/14/20	2		(907)	—	(907)
The British Land Co. PLC	(0.675)	UBS AG (London)	12/14/20	37		5,195	—	5,195
The Chiba Bank Ltd.	(0.084)	UBS AG (London)	12/11/20	56		6,133	—	6,133
The Kroger Co.	(1.569)	UBS AG (London)	12/14/20	8		4,875	—	4,875
The Walt Disney Co.	(1.569)	UBS AG (London)	12/14/20	2		(6,139)	—	(6,139)
Thermo Fisher Scientific, Inc.	1.662	UBS AG (London)	12/14/20	—	*	(8,481)	—	(8,481)
Thyssenkrupp AG	(0.566)	UBS AG (London)	12/14/20	27		16,455	—	16,455
Tokyo Electric Power Co. Holdings, Inc.	0.084	UBS AG (London)	12/11/20	63		(166)	—	(166)
Tokyo Electron Ltd.	0.084	UBS AG (London)	12/11/20	1		(2,746)	—	(2,746)
Tokyu Corp.	(0.084)	UBS AG (London)	12/11/20	15		2,533	—	2,533
Tomra Systems A/S	(1.470)	UBS AG (London)	12/14/20	12		4,341	—	4,341
Topbuild Corp.	1.662	UBS AG (London)	12/14/20	1		(1,716)	—	(1,716)
Toshiba Corp.	(0.084)	UBS AG (London)	12/11/20	10		10,371	—	10,371
Tosoh Corp.	0.084	UBS AG (London)	12/11/20	24		(16,126)	—	(16,126)
Transdigm Group, Inc.	(1.569)	UBS AG (London)	12/14/20	—	*	(14,283)	—	(14,283)
Travis Perkins PLC	(0.675)	UBS AG (London)	12/14/20	14		5,069	—	5,069
Treasury Wine Estates Ltd.	0.800	UBS AG (London)	12/14/20	26		6,454	—	6,454
Treehouse Foods, Inc.	(1.569)	UBS AG (London)	12/14/20	2		(718)	—	(718)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Trex Co., Inc.	1.662%	UBS AG (London)	12/14/20	$1		$(1,021)	$—	$(1,021)
Trinet Group, Inc.	1.662	UBS AG (London)	12/14/20	1		1,013	—	1,013
Tsingtao Brewery Co. Ltd.	2.237	UBS AG (London)	12/14/20	54		(19,812)	—	(19,812)
Twilio, Inc. Class A	(1.569)	UBS AG (London)	12/14/20	2		(1,030)	—	(1,030)
Uber Technologies, Inc.	(1.569)	UBS AG (London)	12/14/20	4		3,084	—	3,084
Ubi Soft Entertainment SA	(0.568)	UBS AG (London)	12/14/20	2		(510)	—	(510)
Ulta Beauty, Inc.	(1.569)	UBS AG (London)	12/14/20	—	*	1,389	—	1,389
Umb Financial Corp.	1.662	UBS AG (London)	12/14/20	1		(530)	—	(530)
Umicore SA	(0.566)	UBS AG (London)	12/14/20	7		270	—	270
Under Armour, Inc.	(1.569)	UBS AG (London)	12/14/20	12		9,822	—	9,822
Uni-President Enterprise Co.	1.662	UBS AG (London)	12/14/20	47		(6,260)	—	(6,260)
Unifirst Corp.	1.662	UBS AG (London)	12/14/20	—	*	(578)	—	(578)
United Rentals, Inc.	1.662	UBS AG (London)	12/14/20	1		(17,288)	—	(17,288)
United Therapeutics Corp.	1.662	UBS AG (London)	12/14/20	2		2,732	—	2,732
UnitedHealth Group, Inc.	1.662	UBS AG (London)	12/14/20	1		(9,099)	—	(9,099)
Valeo SA	0.566	UBS AG (London)	12/14/20	2		(1,224)	—	(1,224)
Valmet Corp.	0.566	UBS AG (London)	12/14/20	13		(7,719)	—	(7,719)
Veolia Environnement	0.568	UBS AG (London)	12/14/20	8		832	—	832
Verbund AG	0.566	UBS AG (London)	12/14/20	7		(4,479)	—	(4,479)
VF Corp.	(1.569)	UBS AG (London)	12/14/20	2		2,486	—	2,486
Vicinity Centres	0.800	UBS AG (London)	12/14/20	155		5,840	—	5,840
Vodafone Group PLC	0.675	UBS AG (London)	12/14/20	139		1,008	—	1,008
Voestalpine AG	(0.566)	UBS AG (London)	12/14/20	10		6,302	—	6,302
Volkswagen AG	(0.566)	UBS AG (London)	12/14/20	1		6,396	—	6,396
Vopak (Koninklijke) NV	(0.568)	UBS AG (London)	12/14/20	3		(333)	—	(333)
Vulcan Materials Co.	1.662	UBS AG (London)	12/14/20	1		2,225	—	2,225
Wabtec Corp.	(1.569)	UBS AG (London)	12/14/20	3		9,572	—	9,572
Walgreens Boots Alliance, Inc.	(1.569)	UBS AG (London)	12/14/20	3		4,731	—	4,731
Want Want China Holdings Ltd.	2.237	UBS AG (London)	12/14/20	368		(13,158)	—	(13,158)
Wartsila Oyj Abp	(0.566)	UBS AG (London)	12/14/20	28		(16,291)	—	(16,291)
Weichai Power Co. Ltd.	2.237	UBS AG (London)	12/14/20	166		(19,687)	—	(19,687)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

West Japan Railway Co.	(0.084)%	UBS AG (London)	12/11/20	$3	$1,726	$—	$1,726
Western Alliance Bancorp	1.662	UBS AG (London)	12/14/20	3	(3,043)	—	(3,043)
Westlake Chemical Corp.	1.662	UBS AG (London)	12/14/20	3	(9,739)	—	(9,739)
Westpac Banking	(0.800)	UBS AG (London)	12/14/20	17	5,161	—	5,161
Westrock Co.	1.662	UBS AG (London)	12/14/20	6	(9,141)	—	(9,141)
Weyerhaeuser Co.	(1.569)	UBS AG (London)	12/14/20	6	7,423	—	7,423
Wh Group Ltd.	2.237	UBS AG (London)	12/14/20	303	(18,726)	—	(18,726)
Whirlpool Corp.	(1.569)	UBS AG (London)	12/14/20	1	10,118	—	10,118
Whitbread PLC	(0.675)	UBS AG (London)	12/14/20	6	(4,301)	—	(4,301)
Wisetech Global	0.800	UBS AG (London)	12/14/20	18	(7,138)	—	(7,138)
Wix.Com Ltd.	1.662	UBS AG (London)	12/14/20	1	(712)	—	(712)
Wizz Air Holdings PLC	0.675	UBS AG (London)	12/14/20	6	(5,622)	—	(5,622)
Workman Co. Ltd.	0.084	UBS AG (London)	12/11/20	1	(3,906)	—	(3,906)
XPO Logistics, Inc.	1.662	UBS AG (London)	12/14/20	1	(875)	—	(875)
Yaskawa Electric Corp.	(0.084)	UBS AG (London)	12/11/20	8	15,178	—	15,178
Zebra Technologies Corp. Class A	1.662	UBS AG (London)	12/14/20	1	(9,844)	—	(9,844)
Zillow Group, Inc.	(1.569)	UBS AG (London)	12/14/20	3	4,013	—	4,013
Zscaler, Inc.	(1.569)	UBS AG (London)	12/14/20	3	2,824	—	2,824

TOTAL					$1,354,812	$1,295,361	$59,453

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	Rounds to less than $1,000.
(a)	Payments made monthly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At January 31, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Amazon.Com, Inc.	$2,080.00	04/17/2020	5	$500	$30,488	$36,243	$(5,755)
Analog Devices, Inc.	120.00	06/19/2020	43	4,300	14,620	20,294	(5,674)
Microsoft Corp.	175.00	04/17/2020	57	5,700	26,790	27,005	(215)
Norfolk Southern Corp.	220.00	03/20/2020	25	2,500	6,000	10,195	(4,195)
Nvidia Corp.	255.00	04/17/2020	36	3,600	36,540	48,682	(12,142)
NXP Semiconductors NV	135.00	04/17/2020	24	2,400	8,880	15,019	(6,139)
The Charles Schwab Corp.	47.00	03/20/2020	100	10,000	12,500	14,304	(1,804)

			290	$29,000	$135,818	$171,742	$(35,924)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
American Tower Corp.	$232.50	02/21/2020	7	$700	$3,325	$1,786	$1,539
Becton Dickinson And Co.	277.50	02/21/2020	10	1,000	7,350	4,025	3,325
Invesco QQQ Trust	212.00	02/21/2020	277	27,700	53,184	66,854	(13,670)
Vaneck Vectors Semiconductor	141.00	02/21/2020	141	14,100	77,550	28,105	49,445

			435	$43,500	$141,409	$100,770	$40,639

Total Purchased option contracts			725	$72,500	$277,227	$272,512	$4,715

Written option contracts
Calls
Arqule, Inc.	20.00	04/17/2020	(17)	(1,700)	—	(1,177)	1,177
Norfolk Southern Corp.	210.00	03/20/2020	(23)	(2,300)	(14,145)	(10,338)	(3,807)

Total Written option contracts			(40)	$(4,000)	$(14,145)	$(11,515)	$(2,630)

TOTAL			685	$68,500	$263,082	$260,997	$2,085

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
TOCOM	— Tokyo Commodity Exchange

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, Ltd. (a “Subsidiary”), Cayman Islands exempted companies, respectively, and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2020, the Fund’s net assets were $199,935,643 of which, $3,827,838, or 1.9%, represented the Cayman Commodity — MMA IV, Ltd.’s net assets. As of January 31, 2020, the Cayman Commodity — MMA, Ltd., and Cayman Commodity — MMA V, Ltd. did not hold any assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fuund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, the Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which [a/the] [Fund/Portfolio] agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2020:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$134,709	$17,835
Mortgage-Backed Obligations	—	9,458,442	—
Asset-Backed Securities	—	24,676,712	—
Municipal Debt Obligations	—	1,988,875	—
Common Stock and/or Other Equity Investments(a)
Asia	3,785,437	3,795,138	—
Australia and Oceania	339,276	1,224,272	—
Europe	4,215,714	13,466,143	—
North America	52,210,367	—	—
South America	280,450	—	—
Exchange Traded Fund	4,192,687	—	—
Investment Company	98,694,741	—	—
Right	—	17,243	—

Total	$163,718,672	$54,761,534	$17,835

Liabilities
Common Stock and/or Other Equity Investments
North America	$(5,197,668)	$—	$—
Europe	(361,518)	(845,468)	—

Total	$(5,559,186)	$(845,468)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$91,498	$—
Futures Contracts(b)	2,745,614	—	—
Total Return Swap Contracts(b)	—	2,142,429	—
Options Purchased	277,227	—	—

Total	$3,023,373	$2,233,927	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(134,110)	$—
Futures Contracts(b)	(2,278,297)	—	—
Total Return Swap Contracts(b)	—	(2,082,976)	—
Written option contracts	(14,145)	—	—

Total	$(2,292,974)	$(2,217,086)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.